UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET

BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1900 K STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Item 1.Schedule of Investments
POI-Munder Bond Fund
POI-Munder Emerging MarketsSmall-Cap Fund
POI-Munder Growth Opportunities Fund
POI-Munder Index 500 Fund
POI-Munder Integrity Mid-Cap Value Fund
POI-Munder Integrity Small/Mid-Cap Value Fund
POI-Munder International Fund — Core Equity
POI-Munder International Small-Cap Fund
POI-Munder Micro-Cap Equity Fund
POI-Munder Mid-Cap Core Growth Fund
POI-Munder Veracity Small-Cap Value Fund
Item 2.Controls and Procedures
Item 3.Exhibits

SIGNATURES

EX-99

Item 1.	Schedule of Investments.

Munder Bond Fund

Portfolio of Investments, March 31, 2014 (Unaudited) (a)

Principal Amount		Value(b),(c),(e),(q)

ASSET-BACKED SECURITIES — 14.5%
Auto Loans — 11.3%
	AmeriCredit Automobile Receivables Trust:
$1,100,000	Series 2011-4, Class D, 4.080% due 09/08/2017 (f)	$1,147,882
425,000	Series 2012-2, Class C, 2.640% due 10/10/2017	436,758
385,000	Series 2013-4, Class C, 2.720% due 09/09/2019	393,868
985,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A3, 0.790% due 06/20/2017 (f)	985,451
1,275,000	CarMax Auto Owner Trust, Series 2011-1, Class D, 3.620% due 08/15/2017 (f)	1,310,959
900,000	Ford Credit Auto Lease Trust, Series 2013-A, Class C, 1.280% due 06/15/2016 (f)	902,500
	Ford Credit Auto Owner Trust:
700,000	Series 2012-A, Class D, 2.940% due 07/15/2018 (f)	726,675
700,000	Series 2012-D, Class C, 1.230% due 08/15/2018 (f)	697,976
	Huntington Auto Trust:
625,000	Series 2012-1, Class D, 2.850% due 12/17/2018 (f)	644,712
450,000	Series 2012-2, Class C, 1.370% due 05/15/2018	453,836
350,000	Hyundai Auto Receivables Trust, Series 2013-C, Class C, 2.480% due 03/15/2019	356,927
1,000,000	Prestige Auto Receivables Trust, Series 2014-1A, Class A3, 144A, 1.520% due 04/15/2020 (h),(i),(j)	997,142
1,260,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.010% due 02/15/2017 (f)	1,304,735

		10,359,421

Equipment — 1.1%
1,000,000	GreatAmerica Leasing Receivables, Series 2014-1, Class B, 144A, 1.860% due 08/15/2020 (f),(h),(i),(j)	992,806

1

Home Equity Loans — 1.3%
183,758	Citigroup Mortgage Loan Trust Inc, Series 2006-WFH3, Class A3, 0.304% due 10/25/2036 (g)	182,527
1,295	Contimortgage Home Equity Loan Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	1,293
	Countrywide Asset-Backed Certificates:
77,129	Series 2003-BC6, Class M5, 3.454% due 04/25/2033 (g)	29,908
259,094	Series 2007-BC2, Class 2A2, 0.334% due 06/25/2037 (g)	254,945
95,658	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.674% due 01/25/2036 (g)	95,084
402,710	Residential Asset Mortgage Products Inc, Series 2006-RZ4, Class A2, 0.334% due 10/25/2036 (g)	381,619
264,920	Residential Asset Securities Corporation, Series 2003-KS10, Class A14, 4.470% due 03/25/2032 (g)	270,310

		1,215,686

Student Loans — 0.8%
781,336	SLM Student Loan Trust, Series 2013-A, Class A1, 144A, 0.755% due 08/15/2022 (g),(h),(i),(j)	782,880

TOTAL ASSET-BACKED SECURITIES
(Cost $13,164,003)		13,350,793

CORPORATE BONDS AND NOTES — 53.9%
Bank — 4.2%
1,150,000	Bank of America Corp, 3.875% due 03/22/2017	1,226,647
844,000	Corp Andina de Fomento, SNAT, 4.375% due 06/15/2022 (f)	869,209
415,000	Huntington Bancshares Inc, 7.000% due 12/15/2020	490,677
1,055,000	PNC Funding Corp, 5.625% due 02/01/2017 (f)	1,167,933
140,000	Wachovia Corp, 5.500% due 08/01/2035	152,470

		3,906,936

Financial — 15.4%
640,000	Alleghany Corp, 4.950% due 06/27/2022 (f)	690,435
335,000	Aspen Insurance Holdings Ltd, 4.650% due 11/15/2023	338,236
1,360,000	Axis Specialty Finance LLC, 5.875% due 06/01/2020 (f)	1,539,033

2

1,105,000	Bear Stearns Cos LLC/The, 7.250% due 02/01/2018 (f)	1,315,387
710,000	Citigroup Inc, 3.953% due 06/15/2016 (f)	752,303
550,000	Ford Motor Credit Co LLC, 5.875% due 08/02/2021	632,849
	General Electric Capital Corp:
950,000	MTN, 5.300% due 02/11/2021 (f)	1,068,511
230,000	MTN, Series A, 6.750% due 03/15/2032	295,718
	Goldman Sachs Group Inc/The:
555,000	2.375% due 01/22/2018	558,687
725,000	6.150% due 04/01/2018 (f)	828,814
	Health Care REIT Inc:
300,000	4.700% due 09/15/2017	327,826
755,000	5.250% due 01/15/2022 (f)	831,628
1,250,000	Kilroy Realty LP, 4.800% due 07/15/2018 (f)	1,347,999
900,000	Liberty Property LP, 5.650% due 08/15/2014 (f)	915,231
425,000	Lincoln National Corp, (becomes variable April 2017), 6.050% due 04/20/2067 (g)	422,344
200,000	MetLife Inc, Series A, 6.817% due 08/15/2018 (f)	238,685
	Morgan Stanley:
470,000	1.485% due 02/25/2016 (g)	476,753
280,000	2.500% due 01/24/2019	279,220
750,000	StanCorp Financial Group Inc, (becomes variable June 2017), 6.900% due 06/01/2067 (f),(g)	755,625
410,000	Torchmark Corp, 9.250% due 06/15/2019 (f)	526,075

		14,141,359

Gas Transmission — 0.7%
685,000	National Fuel Gas Co, 3.750% due 03/01/2023	668,515

Industrial — 27.6%
775,000	21st Century Fox America Inc, 7.850% due 03/01/2039 (f)	1,049,709
	Agilent Technologies Inc:
385,000	3.875% due 07/15/2023	380,563
453,000	6.500% due 11/01/2017 (f)	520,857
400,000	Alliant Techsystems Inc, 144A, 5.250% due 10/01/2021 (h),(i),(j)	411,000
250,000	Amgen Inc, 6.900% due 06/01/2038	318,407
500,000	Amkor Technology Inc, 7.375% due 05/01/2018	521,250
215,000	Anheuser-Busch Cos LLC, 5.950% due 01/15/2033	258,328

3

530,000	Atwood Oceanics Inc, 6.500% due 02/01/2020 (f)	569,750
375,000	B/E Aerospace Inc, 5.250% due 04/01/2022	385,781
224,000	Bristol-Myers Squibb Co, 6.125% due 05/01/2038	278,853
638,000	Cameron International Corp, 6.375% due 07/15/2018 (f)	738,321
1,000,000	Carpenter Technology Corp, 4.450% due 03/01/2023 (f)	1,003,261
595,000	Celgene Corp, 1.900% due 08/15/2017 (f)	600,260
515,000	CF Industries Inc, 6.875% due 05/01/2018 (f)	600,265
780,000	Church & Dwight Co Inc, 2.875% due 10/01/2022	743,647
375,000	Clean Harbors Inc, 5.125% due 06/01/2021	382,500
180,000	Comcast Corp, 6.400% due 05/15/2038 (f)	221,287
605,000	Crane Co, 2.750% due 12/15/2018	606,805
775,000	CRH America Inc, 6.000% due 09/30/2016 (f)	861,389
	Domtar Corp:
475,000	4.400% due 04/01/2022	473,277
360,000	6.250% due 09/01/2042	376,930
276,000	Energizer Holdings Inc, 4.700% due 05/19/2021	289,186
	Equinix Inc:
295,000	4.875% due 04/01/2020	301,637
250,000	5.375% due 04/01/2023	255,000
795,000	Gap Inc/The, 5.950% due 04/12/2021 (f)	895,107
170,000	Halliburton Co, 7.450% due 09/15/2039	238,773
225,000	Husky Energy Inc, 3.950% due 04/15/2022	230,854
410,000	Lorillard Tobacco Co, 8.125% due 06/23/2019	506,782
525,000	Louisiana-Pacific Corp, 7.500% due 06/01/2020 (f)	581,437
465,000	Maxim Integrated Products Inc, 2.500% due 11/15/2018	463,555
332,000	NewMarket Corp, 4.100% due 12/15/2022	326,629
275,000	O’Reilly Automotive Inc, 4.625% due 09/15/2021	292,307
470,000	Oshkosh Corp, 8.500% due 03/01/2020	515,825
155,000	Petro-Canada, 5.950% due 05/15/2035	178,350

4

450,000	Plains Exploration & Production Co, 6.750% due 02/01/2022	497,250
535,000	Reliance Steel & Aluminum Co, 4.500% due 04/15/2023	535,606
175,000	Reynolds American Inc, 6.150% due 09/15/2043	197,443
155,000	Rockwell Automation Inc, 6.250% due 12/01/2037	188,923
520,000	Rosetta Resources Inc, 5.625% due 05/01/2021	531,700
555,000	Rowan Cos Inc, 4.875% due 06/01/2022	574,157
790,000	TC PipeLines LP, 4.650% due 06/15/2021	814,860
210,000	Total System Services Inc, 3.750% due 06/01/2023	199,418
845,000	Tupperware Brands Corp, 4.750% due 06/01/2021 (f)	885,824
245,000	Tyco Electronics Group SA, 2.375% due 12/17/2018	242,443
	Tyson Foods Inc:
210,000	4.500% due 06/15/2022	219,059
385,000	6.600% due 04/01/2016	425,206
320,000	UnitedHealth Group Inc, 5.800% due 03/15/2036	372,411
685,000	Vale Overseas Ltd, 4.375% due 01/11/2022 (f)	680,087
575,000	Valero Energy Corp, 10.500% due 03/15/2039 (f)	901,667
405,000	Vector Group Ltd, 7.750% due 02/15/2021	435,375
515,000	Verisk Analytics Inc, 5.800% due 05/01/2021 (f)	571,486
385,000	Western Refining Inc, 6.250% due 04/01/2021	398,475
270,000	Yum! Brands Inc, 6.875% due 11/15/2037	326,637

		25,375,909

Special Purpose — 0.4%
318,000	AmeriGas Partners LP/AmeriGas Finance Corp, 6.500% due 05/20/2021	339,465

Telephone — 1.8%
275,000	AT&T Inc, 6.150% due 09/15/2034	310,035
100,000	CenturyLink Inc, Series V, 5.625% due 04/01/2020	105,125
550,000	Frontier Communications Corp, 8.500% due 04/15/2020 (f)	639,375
	Verizon Communications Inc:
285,000	2.500% due 09/15/2016	295,109
245,000	6.400% due 09/15/2033	290,875

		1,640,519

5

Transportation - Non Rail — 0.3%
275,000	FedEx Corp, 4.900% due 01/15/2034	282,512

Utility - Gas — 0.8%
649,000	EQT Corp, 6.500% due 04/01/2018 (f)	728,670

Utility - Electric — 2.7%
205,000	Consolidated Edison Co of New York Inc, Series 07-A, 6.300% due 08/15/2037	260,225
640,000	Dominion Resources Inc, (becomes variable June 2016), 7.500% due 06/30/2066 (f),(g)	697,600
250,000	Exelon Generation Co LLC, 6.250% due 10/01/2039	276,052
305,000	Georgia Power Co, 4.300% due 03/15/2043	294,885
650,000	PSEG Power LLC, 4.300% due 11/15/2023	664,663
320,000	Public Service Electric & Gas Co, MTN, 3.950% due 05/01/2042	301,531

		2,494,956

TOTAL CORPORATE BONDS AND NOTES
(Cost $47,805,490)		49,578,841

MORTGAGE-BACKED SECURITIES — 29.2%
Collateralized Mortgage Obligations (CMO) - Agency — 0.1%
	Fannie Mae REMICS:
75,991	Series 1990-5, Class J, 8.200% due 01/25/2020	84,333
91	Series 2003-63, Class GU, 4.000% due 07/25/2033	91

		84,424

Collateralized Mortgage Obligations (CMO) - Non Agency — 1.9%
	Countrywide Alternative Loan Trust:
308,486	Series 2003-20CB, Class 1A2, 5.500% due 10/25/2033 (f)	319,120
277,381	Series 2005-3CB, Class 1A10, 5.250% due 03/25/2035	273,053
324,662	GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.000% due 12/25/2034	353,488
188,018	MASTR Alternative Loan Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	191,118
220,624	Residential Funding Mortgage Securities I Inc (n) Series 2006-S1, Class 1A5, 5.250% due 01/25/2036	204,206
450,742	Terwin Mortgage Trust, Series 2007-2ALT, Class A1B, 144A, 0.274% due 04/25/2038 (f),(g),(h),(i),(j)	448,691

		1,789,676

6

Commercial Mortgage-Backed Securities — 9.5%
385,312	Banc of America Commercial Mortgage Trust, Series 2007-4 Class A4, 5.825% due 02/10/2051 (g)	428,448
330,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4, 5.405% due 12/11/2040 (g)	346,240
	COMM Mortgage Trust:
415,000	Series 2012-CR4, Class A2, 1.801% due 10/15/2045	413,944
380,000	Series 2012-CR5, Class A2, 1.678% due 12/10/2045	377,114
330,000	Series 2012-LC4, Class B, 4.934% due 12/10/2044 (g)	353,390
230,000	Series 2013-CR13, Class A2, 3.039% due 10/10/2046	237,776
320,000	Series 2013-LC6, Class B, 3.739% due 01/10/2046	311,373
560,000	Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.343% due 12/15/2039	603,680
990,000	GS Mortgage Securities Trust, Series 2011-GC5, Class A2, 2.999% due 08/10/2044 (f)	1,029,502
	JP Morgan Chase Commercial Mortgage Securities Trust:
452,967	Series 2005-LDP3, Class A4A, 4.936% due 08/15/2042 (g)	471,428
600,000	Series 2006-LDP7, Class AM, 5.845% due 04/15/2045 (g)	656,842
495,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A2, 2.111% due 03/15/2045	503,715
	WF-RBS Commercial Mortgage Trust:
585,000	Series 2012-C10, Class B, 3.744% due 12/15/2045	572,184
775,000	Series 2012-C8, Class A2, 1.881% due 08/15/2045	780,608
1,185,000	Series 2012-C9, Class A2, 1.829% due 11/15/2045 (f)	1,187,017
455,000	Series 2013-C18, Class A2, 3.027% due 12/15/2046	468,564

		8,741,825

Mortgage Pass-Through Securities — 17.7%
	Fannie Mae TBA:
4,275,000	4.000% due 09/01/2041 (k),(l)	4,443,328
4,200,000	4.500% due 12/01/2039 (k),(l)	4,480,219
4,150,000	5.000% due 04/01/2037 (k),(l)	4,524,473
26,081	Fannie Mae Pool, #70225, 7.500% due 08/01/2018	27,630

7

	Freddie Mac Gold Pool:
19,430	#C30261, 7.500% due 08/01/2029	21,989
20,921	#A01048, 8.500% due 02/01/2020	22,383
5,203	#A00813, 9.000% due 10/01/2020	5,249
37,359	#G00479, 9.000% due 04/01/2025	43,210
2,550,000	Ginnie Mae I TBA, 4.000% due 09/01/2040 (k),(l)	2,678,297

		16,246,778

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $26,664,002)		26,862,703

MUNICIPAL BONDS AND NOTES — 1.6%
695,000	City of New York NY, GO, 5.676% due 10/01/2034 (f)	740,662
735,000	Commonwealth of Pennsylvania, GO, 5.350% due 05/01/2030 (f)	786,281

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $1,401,771)		1,526,943

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bill — 1.2%
1,075,000	0.022% due 06/19/2014 (d),(o),(p)	1,074,947

U.S. Treasury Bond — 1.8%
1,941,000	2.875% due 05/15/2043	1,694,128

U.S. Treasury Note — 0.2%
174,000	1.750% due 05/15/2023	161,195

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,890,247)		2,930,270

Shares

INVESTMENT COMPANIES — 13.5%
97,995	iShares iBoxx $ High Yield Corporate Bond ETF (d)	9,249,748
3,140,261	State Street Institutional U.S. Government Money Market Fund (d)	3,140,261

TOTAL INVESTMENT COMPANIES
(Cost $12,309,226)		12,390,009

TOTAL INVESTMENTS
(Cost $104,234,739)(m)	115.9%	106,639,559
OTHER ASSETS AND LIABILITIES (Net)	(15.9)	(14,594,598)

NET ASSETS	100.0%	$92,044,961

8

(a)	At March 31, 2014, a substantial portion of the Fund’s net assets were invested in mortgage-backed securities. As a result, adverse market conditions affecting mortgage-backed securities may have a more significant impact on the Fund than they would on a fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments- Assets*
Level 1 — Quoted Prices	$13,464,956	$27,162
Level 2 — Other Significant Observable Inputs	93,174,603	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$106,639,559	$27,162

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended March 31, 2014.

(c)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(e)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the

9

mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts, and/or securities purchased on a when issued or delayed delivery basis.

(g)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2014.

(h)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(i)	Security subject to restrictions on resale under federal securities law. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of Rule 144A Security, sales to qualified institutional buyers. The Fund may invest in securities subject to restrictions on resale, subject to the limitations on investments in illiquid securities. The Fund does not have the right to demand that any of these securities be registered.

(j)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(k)	Security purchased on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may be settled after the customary settlement period. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, the Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its purchase commitment. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(l)

Security, or a portion thereof, subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at

10

each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same.

(m)	At March 31, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,807,629, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $402,809 and net appreciation for financial reporting purposes was $2,404,820. At March 31, 2014, aggregate cost for financial reporting purposes was $104,234,739.

(n)	Security in default.

(o)	Rate represents annualized yield at date of purchase.

(p)	Zero-coupon bond.

(q)	Subsequent Event: A majority of the Board of Trustees of Munder Series Trust has approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios, subject to the approval of shareholders of the Fund. The Board of Trustees also has approved the reclassification of Class B shares as Class A shares, which is currently expected to take place on August 1, 2014.

ABBREVIATIONS:
ETF	—	Exchange Traded Fund
GO	—	General Obligation Bonds
MTN	—	Medium Term Note
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SNAT	—	Supra-National
TBA	—	To Be Announced

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2014 was as follows:

Futures Contracts — Asset Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
Interest Rate Contracts Ultra Long Term U.S. Treasury Bond Futures, June 2014	11	$1,565,172	$1,589,156	Net Assets- Unrealized Appreciation	$23,984
Interest Rate Contracts 2YR U.S. Treasury Note Futures, June 2014	12	$(2,636,045)	$(2,634,750)	Net Assets- Unrealized Appreciation	$1,295
Interest Rate Contracts 10YR U.S. Treasury Note Futures, June 2014	133	$(16,427,383)	$(16,425,500)	Net Assets- Unrealized Appreciation	$1,883

*	Includes cumulative appreciation/(depreciation) of futures contracts.

11

Futures Contracts: The Fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objective. The Fund may enter into futures contracts for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), to generate income, to gain exposure to an investment in a manner other than investing in the asset directly or for any other permissible purpose. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on fluctuations of the value of the contract.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

12

Munder Emerging Markets Small-Cap Fund

Portfolio of Investments, March 31, 2014 (Unaudited) (a),(b)

Shares		Value(c),(d),(f),(i)

COMMON STOCKS — 84.8%
Brazil — 9.2%
3,200	Duratex SA (e),(g)	$16,289
1,200	Estacio Participacoes SA (e),(g)	12,090
1,600	EZ Tec Empreendimentos e Participacoes SA (e),(g)	19,850
1,100	Kroton Educacional SA (e),(g)	24,191
2,400	Light SA (e),(g)	19,833
700	Linx SA (e),(g)	13,762
3,000	Minerva SA †,(e),(g)	13,354
1,500	Profarma Distribuidora de Produtos Farmaceuticos SA (e),(g)	11,569
1,200	Qualicorp SA †,(e),(g)	12,138
1,200	Smiles SA (e),(g)	19,171
2,100	Sonae Sierra Brasil SA (e),(g)	17,455
2,700	Sul America SA (e),(g)	18,028
4,574	Tecnisa SA †,(e),(g)	16,026

		213,756

Chile — 0.5%
9,013	Administradora de Fondos de Pensiones Habitat SA (e),(g)	12,130

China — 19.4%
23,000	Baoxin Auto Group Ltd	19,614
38,000	China Lesso Group Holdings Ltd	21,284
29,000	China Power International Development Ltd	10,057
19,500	China Railway Construction Corp Ltd, H Shares	16,562
26,000	China South City Holdings Ltd	11,866
17,500	China ZhengTong Auto Services Holdings Ltd †	9,750
48,000	Datang International Power Generation Co Ltd, H Shares	17,520
15,000	Far East Horizon Ltd	11,090
74,000	Franshion Properties China Ltd	24,771
127,000	GOME Electrical Appliances Holding Ltd	21,557
16,000	Guangzhou Automobile Group Co Ltd, H Shares	16,870
20,000	Hilong Holding Ltd	11,018
14,700	Huaxin Cement Co Ltd, B Shares	19,881
86,000	Kaisa Group Holdings Ltd †	30,844
30,500	KWG Property Holding Ltd	16,813
65,000	Lonking Holdings Ltd †	12,744
1,564	Phoenix New Media Ltd, Class A, ADR †,(e),(g)	16,219
50,000	Sichuan Expressway Co Ltd, H Shares	13,737
14,000	Sihuan Pharmaceutical Holdings Group Ltd	16,982
10,000	Sinopec Engineering Group Co Ltd, H Shares	10,856
235	SouFun Holdings Ltd, Class A, ADR (e),(g)	16,079
15,000	TCL Communication Technology Holdings Ltd †	17,518
74,000	Tiangong International Co Ltd	17,840
740	Trina Solar Ltd, ADR †,(e),(g)	9,953
973	WuXi PharmaTech Cayman Inc, ADR †,(e),(g)	35,865

1

14,000	Xinyi Glass Holdings Ltd	11,422
340	Youku Tudou Inc, Class A, ADR †,(e),(g)	9,534

		448,246

Egypt — 0.6%
28,036	Palm Hills Developments SAE †	14,889

India — 0.7%
952	WNS Holdings Ltd, ADR †,(e),(g)	17,136

Indonesia — 1.6%
110,300	Bank Tabungan Negara Persero Tbk PT	12,593
58,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	11,389
131,300	Summarecon Agung Tbk PT	12,457

		36,439

Malaysia — 3.9%
22,100	Kossan Rubber Industries	28,858
106,000	Nam Cheong Ltd	28,289
20,200	Padini Holdings Bhd	11,821
37,000	Perdana Petroleum Bhd †	21,649

		90,617

Mexico — 6.7%
3,500	Fibra Uno Administracion SA de CV (e),(g)	11,324
4,300	Gruma SAB de CV, Class B †,(e),(g)	35,571
7,800	Megacable Holdings SAB de CV, CPO (e),(g)	31,826
7,200	Mexico Real Estate Management SA de CV †,(e),(g)	13,578
11,000	OHL Mexico SAB de CV †,(e),(g)	28,529
1,125	Ternium SA, ADR (e),(g)	33,278

		154,106

Philippines — 2.1%
692,000	Filinvest Land Inc	22,264
57,117	Nickel Asia Corp	25,209

		47,473

Poland — 1.6%
18,668	Getin Noble Bank SA †	19,621
9,828	Netia SA †	16,561

		36,182

Russian Federation — 3.0%
8,067	Aeroflot—Russian Airlines OJSC (e),(g)	12,721
15,956	Alrosa AO (e),(g)	16,407
759	CAT Oil AG	15,882
397	Mail.ru Group Ltd, GDR †,(e),(g)	14,074
6,941	Moscow Exchange MICEX-RTS OAO (e),(g)	11,415

		70,499

South Africa — 5.7%
13,928	Mpact Ltd	35,945
5,630	Raubex Group Ltd	11,853
3,482	Resilient Property Income Fund Ltd	18,768

2

8,736	Sibanye Gold Ltd	18,576
7,964	Super Group Ltd †	21,749
7,610	Telkom SA SOC Ltd †	24,248

		131,139

South Korea — 14.1%
920	Basic House Co Ltd/The	19,207
1,020	DGB Financial Group Inc	14,751
373	Fila Korea Ltd	30,865
255	Halla Visteon Climate Control Corp	11,660
1,890	Hansol Paper Co	21,431
201	Hanssem Co Ltd	13,251
319	i-SENS Inc †	15,919
534	KEPCO Plant Service & Engineering Co Ltd	34,069
967	Korean Reinsurance Co	9,373
17	Lotte Chilsung Beverage Co Ltd	23,826
42	Lotte Food Co Ltd	31,200
91	Medy-Tox Inc	12,424
810	Meritz Fire & Marine Insurance Co Ltd	11,319
1,076	Partron Co Ltd	13,427
410	Poongsan Corp	9,797
450	Seah Besteel Corp	11,560
587	Seoul Semiconductor Co Ltd	25,059
2,050	Wonik IPS Co Ltd †	17,225

		326,363

Taiwan — 10.0%
12,101	AcBel Polytech Inc	16,780
4,700	Chailease Holding Co Ltd	11,323
22,000	Coretronic Corp	26,313
11,000	Everlight Electronics Co Ltd	27,900
9,000	Gigabyte Technology Co Ltd	13,309
14,000	Grand Pacific Petrochemical	8,513
4,000	Grape King Bio Ltd	17,302
48,000	Li Peng Enterprise Co Ltd †	22,393
5,000	Merry Electronics Co Ltd	27,436
11,000	Sigurd Microelectronics Corp	10,697
990	Silicon Motion Technology Corp, ADR (e),(g)	16,612
22,000	Vanguard International Semiconductor Corp	32,947

		231,525

Thailand — 4.9%
96,500	GFPT PCL (e),(g)	43,133
13,600	Hana Microelectronics PCL (e),(g)	12,787
9,800	Thaicom PCL (e),(g)	12,461
18,800	Thanachart Capital PCL (e),(g)	20,863
38,600	Thoresen Thai Agencies PCL †,(e),(g)	25,226

		114,470

Turkey — 0.8%
690	Turk Traktor ve Ziraat Makineleri AS	17,776

3

TOTAL COMMON STOCKS
(Cost $1,824,895)		1,962,746

PREFERRED STOCKS — 3.2%
Brazil — 1.2%
4,900	Banco ABC Brasil SA (e),(g)	27,318

Colombia — 1.3%
14,366	Avianca Holdings SA (e),(g)	30,707

Russian Federation — 0.7%
7	AK Transneft OAO (e),(g)	15,191

TOTAL PREFERRED STOCKS
(Cost $72,462)		73,216

INVESTMENT COMPANIES — 9.4%
India — 5.1%
4,925	iShares MSCI India Small-Cap ETF (e),(g)	117,166

Multi-Country — 4.1%
1,981	iShares MSCI Emerging Markets Small-Cap ETF (e),(g)	95,782

United States — 0.2%
4,418	State Street Institutional U.S. Government Money Market Fund (e),(g)	4,418

TOTAL INVESTMENT COMPANIES
(Cost $189,662)		217,366

TOTAL INVESTMENTS
(Cost $2,087,019)(h)	97.4%	2,253,328
OTHER ASSETS AND LIABILITIES (Net)	2.6	60,223

NET ASSETS	100.0%	$2,313,551

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities from emerging markets. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. In addition, due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries, investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries. As a result, quoted market prices may not necessarily represent a security’s fair value.

4

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$961,059
Level 2 — Other Significant Observable Inputs	1,292,269
Level 3 — Significant Unobservable Inputs	—

Total	$2,253,328

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. Securities that were fair valued due to a significant event with a total value of $1,007,664 on July 3, 2014 were transferred from Level 1 to Level 2 during the fiscal period ended March 31, 2014.

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(f)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in

5

accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Unless otherwise indicated by reference to footnote (e), the value for common and preferred stocks represents fair value as of March 31, 2014, in accordance with guidelines approved by the Board of Trustees (see note (f) above). At March 31, 2014, these securities represent $1,292,269; 55.9% of net assets.

(h)	At March 31, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $236,581, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $70,272 and net appreciation for financial reporting purposes was $166,309. At March 31, 2014, aggregate cost for financial reporting purposes was $2,087,019.

(i)	Subsequent Event: A majority of the Board of Trustees of Munder Series Trust has approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios, subject to the approval of shareholders of the Fund.

ABBREVIATION:
ADR	—	American Depositary Receipt
CPO	—	Certificates of Ordinary Participation
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
OAO	—	Russian Open Joint Stock Corporation
OJSC	—	Open Joint Stock Company

6

Munder Emerging Markets Small-Cap Fund

Portfolio of Investments, March 31, 2014 (Unaudited)

INDUSTRY DIVERSIFICATION:

At March 31, 2014, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Real Estate Management & Development	6.5	$151,360
Semiconductors & Semiconductor Equipment	6.1	140,393
Food Products	5.8	134,647
Metals & Mining	5.7	132,668
Specialty Retail	3.7	84,490
Electronic Equipment, Instruments & Components	3.5	79,963
Textiles, Apparel & Luxury Goods	3.1	72,465
Banks	2.9	67,827
Machinery	2.5	58,809
Internet Software & Services	2.4	55,905
Diversified Telecommunication Services	2.3	53,271
Media	2.2	50,998
Household Durables	2.1	49,127
Energy Equipment & Services	2.1	48,550
Health Care Equipment & Supplies	1.9	44,777
Real Estate Investment Trusts (REITs)	1.9	43,669
Transportation Infrastructure	1.8	42,266
Construction & Engineering	1.7	39,271
Insurance	1.7	38,720
Paper & Forest Products	1.6	37,720
Diversified Consumer Services	1.6	36,281
Containers & Packaging	1.6	35,945
Life Sciences Tools & Services	1.6	35,865
Commercial Services & Supplies	1.5	34,069
Diversified Financial Services	1.5	33,828
Technology Hardware, Storage & Peripherals	1.3	30,828
Independent Power and Renewable Electricity Producers	1.2	27,577
Marine	1.1	25,226
Beverages	1.0	23,826
Health Care Providers & Services	1.0	23,706
Auto Components	1.0	23,082
Building Products	0.9	21,284
Construction Materials	0.9	19,881
Electric Utilities	0.9	19,832
Personal Products	0.8	17,302
IT Services	0.7	17,136
Pharmaceuticals	0.7	16,982
Automobiles	0.7	16,870
Electrical Equipment	0.7	16,780
Software	0.6	13,762
Airlines	0.6	12,721
Biotechnology	0.5	12,424
Capital Markets	0.5	12,130
Chemicals	0.4	8,513

7

TOTAL COMMON STOCKS	84.8	1,962,746
PREFERRED STOCKS:
Airlines	1.3	30,707
Banks	1.2	27,318
Oil, Gas & Consumable Fuels	0.7	15,191

TOTAL PREFERRED STOCKS	3.2	73,216
INVESTMENT COMPANIES	9.4	217,366

TOTAL INVESTMENTS	97.4	2,253,328
OTHER ASSETS AND LIABILITIES (NET)	2.6	60,223

NET ASSETS	100.0%	$2,313,551

8

Munder Growth Opportunities Fund

Portfolio of Investments, March 31, 2014 (Unaudited) (a)

Shares		Value(b),(c),(d),(f)

COMMON STOCKS — 99.6%

Consumer Discretionary — 20.0%
Auto Components — 2.2%
140,000	Gentex Corp	$4,414,200
105,000	Tenneco Inc †	6,097,350

		10,511,550

Hotels, Restaurants & Leisure — 0.8%
69,000	Brinker International Inc	3,619,050

Household Durables — 0.7%
3,100	NVR Inc †	3,555,700

Internet & Catalog Retail — 4.1%
24,400	Amazon.com Inc †	8,211,088
143,830	HomeAway Inc †	5,418,076
5,100	priceline.com Inc †	6,078,639

		19,707,803

Media — 5. 3%
360,195	Comcast Corp, Class A	18,016,954
96,600	DIRECTV †	7,382,172

		25,399,126

Multiline Retail — 2.8%
108,200	Dollar Tree Inc †	5,645,876
129,000	Macy’s Inc	7,648,410

		13,294,286

Specialty Retail — 4.1%
14,200	AutoZone Inc †	7,626,820
124,300	Lowe’s Cos Inc	6,078,270
136,500	Penske Automotive Group Inc	5,836,740

		19,541,830

Total Consumer Discretionary		95,629,345

Consumer Staples — 9.1%
Beverages — 3.6%
129,000	Coca-Cola Enterprises Inc	6,161,040
133,300	PepsiCo Inc	11,130,550

		17,291,590

Food & Staples Retailing — 3.7%
160,900	CVS Caremark Corp	12,044,974
82,000	Kroger Co/The	3,579,300
43,000	Whole Foods Market Inc	2,180,530

		17,804,804

1

Food Products — 0.5%
23,500	Hershey Co/The	2,453,400

Tobacco — 1.3%
116,000	Lorillard Inc	6,273,280

Total Consumer Staples		43,823,074

Energy — 6.7%
Energy Equipment & Services — 2.2%
49,000	Atwood Oceanics Inc †	2,469,110
81,000	Schlumberger Ltd	7,897,500

		10,366,610

Oil, Gas & Consumable Fuels — 4.5%
74,000	Chevron Corp	8,799,340
42,000	Continental Resources Inc/OK †	5,219,340
50,500	Exxon Mobil Corp	4,932,840
50,500	Valero Energy Corp	2,681,550

		21,633,070

Total Energy		31,999,680

Financials — 7.5%
Banks — 2.6%
123,900	Citigroup Inc	5,897,640
134,375	Wells Fargo & Co	6,683,812

		12,581,452

Capital Markets — 1.1%
72,500	Waddell & Reed Financial Inc, Class A	5,337,450

Consumer Finance — 3.3%
69,000	American Express Co	6,212,070
33,000	Capital One Financial Corp	2,546,280
116,665	Portfolio Recovery Associates Inc †	6,750,237

		15,508,587

Insurance — 0.5%
67,000	AmTrust Financial Services Inc	2,519,870

Total Financials		35,947,359

Health Care — 11.7%
Biotechnology — 3.5%
40,000	Alexion Pharmaceuticals Inc †	6,085,200
23,520	Celgene Corp †	3,283,392
104,500	Gilead Sciences Inc †	7,404,870

		16,773,462

Health Care Providers & Services — 3.1%
34,400	Aetna Inc	2,578,968
70,000	AmerisourceBergen Corp	4,591,300
103,300	Express Scripts Holding Co †	7,756,797

		14,927,065

2

Life Sciences Tools & Services — 0.6%
70,000	WuXi PharmaTech Cayman Inc, ADR †	2,580,200

Pharmaceuticals — 4.5%
32,450	Actavis PLC †	6,679,833
105,400	Johnson & Johnson	10,353,442
92,500	Mylan Inc/PA †	4,516,775

		21,550,050

Total Health Care		55,830,777

Industrials — 12.3%
Airlines — 1.6%
17,900	Copa Holdings SA, Class A	2,598,901
81,240	Spirit Airlines Inc †	4,825,656

		7,424,557

Construction & Engineering — 1.4%
78,300	Chicago Bridge & Iron Co NV	6,823,845

Electrical Equipment — 0.9%
71,000	Generac Holdings Inc	4,186,870

Industrial Conglomerates — 1.8%
336,000	General Electric Co	8,699,040

Machinery — 1.5%
98,700	Trinity Industries Inc	7,113,309

Road & Rail — 3.4%
33,375	Kansas City Southern	3,406,253
97,000	Old Dominion Freight Line Inc †	5,503,780
40,500	Union Pacific Corp	7,600,230

		16,510,263

Trading Companies & Distributors — 1.7%
87,000	United Rentals Inc †	8,259,780

Total Industrials		59,017,664

Information Technology — 26.9%
Communications Equipment — 3.0%
272,365	ARRIS Group Inc †	7,675,246
82,000	QUALCOMM Inc	6,466,520

		14,141,766

Internet Software & Services — 8.3%
113,700	eBay Inc †	6,280,788
75,200	Facebook Inc, Class A †	4,530,048
21,233	Google Inc, Class A †	23,664,391
78,400	NetEase Inc, ADR	5,276,320

		39,751,547

3

IT Services — 3.9%
19,100	Alliance Data Systems Corp †	5,203,795
133,200	MasterCard Inc, Class A	9,950,040
75,000	MAXIMUS Inc	3,364,500

		18,518,335

Semiconductors & Semiconductor Equipment — 2.4%
110,000	Microchip Technology Inc	5,253,600
171,000	Skyworks Solutions Inc †	6,415,920

		11,669,520

Software — 5.9%
106,300	Adobe Systems Inc †	6,988,162
248,365	Microsoft Corp	10,180,481
72,000	Open Text Corp	3,435,120
50,000	ServiceNow Inc †	2,996,000
26,355	Splunk Inc †	1,884,119
31,000	Workday Inc, Class A †	2,834,330

		28,318,212

Technology Hardware, Storage & Peripherals — 3.4%
30,310	Apple Inc	16,268,589

Total Information Technology		128,667,969

Materials — 4.9%
Chemicals — 2.7%
44,100	Monsanto Co	5,017,257
120,800	Westlake Chemical Corp	7,994,544

		13,011,801

Containers & Packaging — 2.2%
88,000	Ball Corp	4,823,280
83,585	Packaging Corp of America	5,881,876

		10,705,156

Total Materials		23,716,957

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.5%
47,900	Verizon Communications Inc	2,278,603

TOTAL COMMON STOCKS
(Cost $400,441,550)		476,911,428

INVESTMENT COMPANIES — 0.7%

Multi-Sector — 0.7%
Multi-Industries — 0.7%
25,355	iShares Russell 1000 Growth ETF	2,194,222
1,376,722	State Street Institutional U.S. Government Money Market Fund	1,376,722

TOTAL INVESTMENT COMPANIES
(Cost $3,485,247)		3,570,944

4

TOTAL INVESTMENTS
(Cost $403,926,797)(e)	100.3%	480,482,372
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(1,489,223)

NET ASSETS	100.0%	$478,993,149

†	Non-income producing security.

(a)	The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$480,482,372
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$480,482,372

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended March 31, 2014.

(c)	As of March 31, 2014, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on

5

foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At March 31, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $81,063,864, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,508,289 and net appreciation for financial reporting purposes was $76,555,575. At March 31, 2014, aggregate cost for financial reporting purposes was $403,926,797.

(f)	Subsequent Event: A majority of the Board of Trustees of Munder Series Trust has approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios, subject to the approval of shareholders of the Fund. The Board of Trustees also has approved the reclassification of Class B shares as Class A shares, which is currently expected to take place on August 1, 2014.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund

6

Munder Index 500 Fund

Portfolio of Investments, March 31, 2014 (Unaudited)

Shares		Value(a),(b),(c),(i)

COMMON STOCKS — 96.7%

Consumer Discretionary — 11.7%
Auto Components — 0.4%
3,485	BorgWarner Inc	$214,223
4,288	Delphi Automotive PLC	290,984
3,781	Goodyear Tire & Rubber Co/The	98,797
10,203	Johnson Controls Inc	482,806

		1,086,810

Automobiles — 0.7%
60,602	Ford Motor Co	945,391
20,031	General Motors Co	689,467
3,386	Harley-Davidson Inc	225,542

		1,860,400

Distributors — 0.1%
2,364	Genuine Parts Co	205,313

Diversified Consumer Services — 0.1%
66	Graham Holdings Co, Class B	46,448
4,185	H&R Block Inc	126,345

		172,793

Hotels, Restaurants & Leisure — 1.6%
6,708	Carnival Corp	253,965
473	Chipotle Mexican Grill Inc †	268,688
1,994	Darden Restaurants Inc	101,215
3,790	International Game Technology	53,287
3,397	Marriott International Inc/DE, Class A	190,300
15,201	McDonald’s Corp	1,490,154
11,615	Starbucks Corp	852,309
2,933	Starwood Hotels & Resorts Worldwide Inc	233,467
1,995	Wyndham Worldwide Corp	146,094
1,237	Wynn Resorts Ltd	274,799
6,820	Yum! Brands Inc	514,160

		4,378,438

Household Durables — 0.4%
4,341	DR Horton Inc	93,983
1,878	Garmin Ltd	103,778
1,031	Harman International Industries Inc	109,698
2,162	Leggett & Platt Inc	70,568
2,685	Lennar Corp, Class A	106,380
934	Mohawk Industries Inc †	127,005
4,285	Newell Rubbermaid Inc	128,121
5,266	PulteGroup Inc	101,055

1,202	Whirlpool Corp	179,651

		1,020,239

Internet & Catalog Retail — 1.3%
5,716	Amazon.com Inc †	1,923,548
1,577	Expedia Inc	114,333
919	Netflix Inc †	323,516
801	priceline.com Inc †	954,704
1,697	TripAdvisor Inc †	153,731

		3,469,832

Leisure Products — 0.1%
1,768	Hasbro Inc	98,336
5,183	Mattel Inc	207,890

		306,226

Media — 3.4%
3,270	Cablevision Systems Corp, Class A	55,165
8,479	CBS Corp, Class B, Non-Voting	524,002
40,053	Comcast Corp, Class A	2,003,451
7,280	DIRECTV †	556,338
3,417	Discovery Communications Inc, Class A †	282,586
3,481	Gannett Co Inc	96,076
6,515	Interpublic Group of Cos Inc/The	111,667
7,624	News Corp, Class A †	131,285
3,941	Omnicom Group Inc	286,117
1,677	Scripps Networks Interactive Inc, Class A	127,301
4,263	Time Warner Cable Inc	584,798
13,716	Time Warner Inc	896,066
29,823	Twenty-First Century Fox Inc, Class A	953,441
6,123	Viacom Inc, Class B	520,394
25,038	Walt Disney Co/The	2,004,793

		9,133,480

Multiline Retail — 0.7%
4,512	Dollar General Corp †	250,326
3,187	Dollar Tree Inc †	166,298
1,480	Family Dollar Stores Inc	85,855
3,082	Kohl’s Corp	175,058
5,643	Macy’s Inc	334,573
2,191	Nordstrom Inc	136,828
9,681	Target Corp	585,797

		1,734,735

Specialty Retail — 2.1%
986	AutoNation Inc †	52,485
517	AutoZone Inc †	277,681
3,289	Bed Bath & Beyond Inc †	226,283
4,175	Best Buy Co Inc	110,262
3,420	CarMax Inc †	160,056
1,779	GameStop Corp, Class A	73,117
4,057	Gap Inc/The	162,523
21,639	Home Depot Inc/The	1,712,294

3,734	L Brands Inc	211,979
16,070	Lowe’s Cos Inc	785,823
1,643	O’Reilly Automotive Inc †	243,805
1,584	PetSmart Inc	109,122
3,318	Ross Stores Inc	237,403
10,116	Staples Inc	114,715
1,686	Tiffany & Co	145,249
10,928	TJX Cos Inc/The	662,783
2,137	Tractor Supply Co	150,936
1,666	Urban Outfitters Inc †	60,759

		5,497,275

Textiles, Apparel & Luxury Goods — 0.8%
4,295	Coach Inc	213,290
750	Fossil Group Inc †	87,457
2,747	Michael Kors Holdings Ltd †	256,212
11,444	NIKE Inc, Class B	845,254
1,249	PVH Corp	155,838
913	Ralph Lauren Corp, Class A	146,929
5,394	VF Corp	333,781

		2,038,761

Total Consumer Discretionary		30,904,302

Consumer Staples — 9.3%
Beverages — 2.1%
2,542	Beam Inc	211,749
2,481	Brown-Forman Corp, Class B	222,521
58,224	Coca-Cola Co/The	2,250,940
3,651	Coca-Cola Enterprises Inc	174,372
2,551	Constellation Brands Inc, Class A †	216,758
3,031	Dr Pepper Snapple Group Inc	165,068
2,421	Molson Coors Brewing Co, Class B	142,500
2,080	Monster Beverage Corp †	144,456
23,394	PepsiCo Inc	1,953,399

		5,481,763

Food & Staples Retailing — 2.2%
6,756	Costco Wholesale Corp	754,510
18,183	CVS Caremark Corp	1,361,179
7,970	Kroger Co/The	347,891
3,524	Safeway Inc	130,177
8,988	Sysco Corp	324,736
24,860	Wal-Mart Stores Inc (d)	1,900,050
13,432	Walgreen Co	886,915
5,699	Whole Foods Market Inc	288,996

		5,994,454

Food Products — 1.6%
10,077	Archer-Daniels-Midland Co	437,241
2,743	Campbell Soup Co	123,106
6,461	ConAgra Foods Inc	200,485

9,596	General Mills Inc	497,265
2,294	Hershey Co/The	239,494
2,061	Hormel Foods Corp	101,545
1,610	JM Smucker Co/The	156,556
3,938	Kellogg Co	246,952
1,984	Keurig Green Mountain Inc	209,491
9,163	Kraft Foods Group Inc	514,044
2,022	McCormick & Co Inc/MD, Non-Voting	145,058
3,093	Mead Johnson Nutrition Co	257,152
26,137	Mondelez International Inc, Class A	903,033
4,160	Tyson Foods Inc, Class A	183,082

		4,214,504

Household Products — 1.9%
1,976	Clorox Co/The	173,908
13,414	Colgate-Palmolive Co	870,166
5,845	Kimberly-Clark Corp	644,411
41,664	Procter & Gamble Co/The	3,358,118

		5,046,603

Personal Products — 0.1%
6,626	Avon Products Inc	97,005
3,921	Estee Lauder Cos Inc/The, Class A	262,236

		359,241

Tobacco — 1.4%
30,632	Altria Group Inc	1,146,556
5,565	Lorillard Inc	300,955
24,358	Philip Morris International Inc	1,994,190
4,801	Reynolds American Inc	256,469

		3,698,170

Total Consumer Staples		24,794,735

Energy — 9.8%
Energy Equipment & Services — 1.9%
6,718	Baker Hughes Inc	436,804
3,317	Cameron International Corp †	204,891
1,062	Diamond Offshore Drilling Inc	51,783
3,577	Ensco PLC, Class A	188,794
3,623	FMC Technologies Inc †	189,447
13,074	Halliburton Co	769,928
1,641	Helmerich & Payne Inc	176,506
3,978	Nabors Industries Ltd	98,058
6,584	National Oilwell Varco Inc	512,696
3,871	Noble Corp plc	126,736
1,897	Rowan Cos Plc, Class A †	63,891
20,088	Schlumberger Ltd	1,958,580
5,191	Transocean Ltd	214,596

		4,992,710

Oil, Gas & Consumable Fuels — 7.9%
7,741	Anadarko Petroleum Corp	656,127

6,065	Apache Corp	503,092
6,450	Cabot Oil & Gas Corp	218,526
7,741	Chesapeake Energy Corp	198,324
29,336	Chevron Corp	3,488,344
18,840	ConocoPhillips	1,325,394
3,506	CONSOL Energy Inc	140,065
5,470	Denbury Resources Inc	89,708
5,884	Devon Energy Corp	393,816
4,196	EOG Resources Inc	823,129
2,308	EQT Corp	223,807
66,401	Exxon Mobil Corp (d)	6,486,050
4,199	Hess Corp	348,013
10,312	Kinder Morgan Inc/DE	335,037
10,669	Marathon Oil Corp	378,963
4,526	Marathon Petroleum Corp	393,943
2,645	Murphy Oil Corp	166,265
2,079	Newfield Exploration Co †	65,197
5,502	Noble Energy Inc	390,862
12,212	Occidental Petroleum Corp	1,163,682
3,193	ONEOK Inc	189,185
4,122	Peabody Energy Corp	67,354
9,029	Phillips 66	695,775
2,196	Pioneer Natural Resources Co	410,959
2,745	QEP Resources Inc	80,813
2,502	Range Resources Corp	207,591
5,423	Southwestern Energy Co †	249,512
10,262	Spectra Energy Corp	379,078
2,029	Tesoro Corp	102,647
8,182	Valero Energy Corp	434,464
10,516	Williams Cos Inc/The	426,739

		21,032,461

Total Energy		26,025,171

Financials — 15.9%
Banks — 6.1%
162,393	Bank of America Corp (d)	2,793,160
10,923	BB&T Corp	438,777
46,659	Citigroup Inc	2,220,968
2,801	Comerica Inc (e)	145,092
13,083	Fifth Third Bancorp	300,255
12,687	Huntington Bancshares Inc/OH	126,489
58,189	JPMorgan Chase & Co	3,532,654
13,733	KeyCorp	195,558
2,013	M&T Bank Corp	244,177
8,206	PNC Financial Services Group Inc/The	713,922
21,813	Regions Financial Corp	242,342
8,198	SunTrust Banks Inc	326,198
27,971	US Bancorp/MN	1,198,837
73,578	Wells Fargo & Co	3,659,770
2,827	Zions Bancorporation	87,581

		16,225,780

Capital Markets — 2.1%
2,933	Ameriprise Financial Inc	322,835
17,441	Bank of New York Mellon Corp/The	615,493
1,930	BlackRock Inc	606,946
17,958	Charles Schwab Corp/The	490,792
4,398	E*TRADE Financial Corp †	101,242
6,183	Franklin Resources Inc	334,995
6,470	Goldman Sachs Group Inc/The	1,060,110
6,655	Invesco Ltd	246,235
1,621	Legg Mason Inc	79,494
21,554	Morgan Stanley	671,838
3,440	Northern Trust Corp	225,526
6,632	State Street Corp	461,256
4,027	T Rowe Price Group Inc	331,624

		5,548,386

Consumer Finance — 1.0%
14,041	American Express Co	1,264,111
8,802	Capital One Financial Corp	679,162
7,235	Discover Financial Services	421,005
6,587	SLM Corp	161,250

		2,525,528

Diversified Financial Services — 1.8%
27,662	Berkshire Hathaway Inc, Class B †	3,456,920
4,828	CME Group Inc/IL, Class A	357,320
1,761	IntercontinentalExchange Group Inc	348,379
4,801	Leucadia National Corp	134,428
4,147	McGraw Hill Financial Inc	316,416
2,899	Moody’s Corp	229,949
1,841	NASDAQ OMX Group Inc/The	68,006

		4,911,418

Insurance — 2.8%
5,173	ACE Ltd	512,437
7,004	Aflac Inc	441,532
6,870	Allstate Corp/The	388,705
22,497	American International Group Inc	1,125,075
4,610	Aon PLC	388,531
1,110	Assurant Inc	72,106
3,773	Chubb Corp/The	336,929
2,252	Cincinnati Financial Corp	109,582
7,550	Genworth Financial Inc, Class A †	133,862
6,847	Hartford Financial Services Group Inc/The	241,494
4,018	Lincoln National Corp	203,592
4,684	Loews Corp	206,330
8,405	Marsh & McLennan Cos Inc	414,366
17,264	MetLife Inc	911,539
4,192	Principal Financial Group Inc	192,790
8,454	Progressive Corp/The	204,756
7,114	Prudential Financial Inc	602,200
1,381	Torchmark Corp	108,685

5,413	Travelers Cos Inc/The	460,646
3,999	Unum Group	141,205
4,241	XL Group PLC	132,531

		7,328,893

Real Estate Investment Trusts (REITs) — 2.0%
6,069	American Tower Corp	496,869
2,229	Apartment Investment & Management Co, Class A	67,360
1,863	AvalonBay Communities Inc	244,649
2,341	Boston Properties Inc	268,115
5,116	Crown Castle International Corp	377,458
5,133	Equity Residential	297,663
8,011	General Growth Properties Inc	176,242
6,988	HCP Inc	271,065
4,421	Health Care REIT Inc	263,492
11,583	Host Hotels & Resorts Inc	234,440
6,274	Kimco Realty Corp	137,275
2,152	Macerich Co/The	134,134
2,709	Plum Creek Timber Co Inc	113,886
7,638	Prologis Inc	311,860
2,213	Public Storage	372,868
4,829	Simon Property Group Inc	791,956
4,504	Ventas Inc	272,807
2,664	Vornado Realty Trust	262,564
8,925	Weyerhaeuser Co	261,949

		5,356,652

Real Estate Management & Development — 0.0%#
4,252	CBRE Group Inc, Class A †	116,632

Thrifts & Mortgage Finance — 0.1%
7,265	Hudson City Bancorp Inc	71,415
4,767	People’s United Financial Inc	70,885

		142,300

Total Financials		42,155,589

Health Care — 12.9%
Biotechnology — 2.3%
3,039	Alexion Pharmaceuticals Inc †	462,323
11,601	Amgen Inc	1,430,867
3,632	Biogen Idec Inc †	1,110,920
6,239	Celgene Corp †	870,964
23,637	Gilead Sciences Inc †	1,674,918
1,210	Regeneron Pharmaceuticals Inc †	363,339
3,622	Vertex Pharmaceuticals Inc †	256,148

		6,169,479

Health Care Equipment & Supplies — 2.0%
23,681	Abbott Laboratories	911,955
8,346	Baxter International Inc	614,099
2,972	Becton Dickinson and Co	347,962
20,450	Boston Scientific Corp †	276,484

3,236	CareFusion Corp †	130,152
6,926	Covidien PLC	510,169
1,192	CR Bard Inc	176,392
2,179	DENTSPLY International Inc	100,321
1,671	Edwards Lifesciences Corp †	123,938
582	Intuitive Surgical Inc †	254,910
15,378	Medtronic Inc	946,362
4,361	St Jude Medical Inc	285,166
4,520	Stryker Corp	368,244
1,591	Varian Medical Systems Inc †	133,628
2,618	Zimmer Holdings Inc	247,611

		5,427,393

Health Care Providers & Services — 2.0%
5,573	Aetna Inc	417,808
3,523	AmerisourceBergen Corp	231,074
5,268	Cardinal Health Inc	368,655
4,203	Cigna Corp	351,917
2,703	DaVita HealthCare Partners Inc †	186,102
11,924	Express Scripts Holding Co †	895,373
2,366	Humana Inc	266,696
1,310	Laboratory Corp of America Holdings †	128,655
3,536	McKesson Corp	624,351
1,273	Patterson Cos Inc	53,160
2,221	Quest Diagnostics Inc	128,640
1,515	Tenet Healthcare Corp †	64,857
15,200	UnitedHealth Group Inc	1,246,248
4,340	WellPoint Inc	432,047

		5,395,583

Health Care Technology — 0.1%
4,521	Cerner Corp †	254,306

Life Sciences Tools & Services — 0.5%
5,123	Agilent Technologies Inc	286,478
1,717	PerkinElmer Inc	77,368
6,020	Thermo Fisher Scientific Inc	723,845
1,303	Waters Corp †	141,258

		1,228,949

Pharmaceuticals — 6.0%
24,409	AbbVie Inc	1,254,623
2,676	Actavis PLC †	550,855
4,586	Allergan Inc/United States	569,123
25,262	Bristol-Myers Squibb Co	1,312,361
15,141	Eli Lilly & Co	891,199
3,664	Forest Laboratories Inc †	338,077
2,540	Hospira Inc †	109,855
43,469	Johnson & Johnson (d)	4,269,960
45,186	Merck & Co Inc	2,565,209
5,714	Mylan Inc/PA †	279,015
2,055	Perrigo Co PLC	317,826
98,082	Pfizer Inc (d)	3,150,394

7,658	Zoetis Inc	221,622

		15,830,119

Total Health Care		34,305,829

Industrials — 10.3%
Aerospace & Defense — 2.7%
10,509	Boeing Co/The	1,318,775
4,996	General Dynamics Corp	544,164
12,049	Honeywell International Inc	1,117,665
1,319	L-3 Communications Holdings Inc	155,840
4,148	Lockheed Martin Corp	677,120
3,330	Northrop Grumman Corp	410,855
2,224	Precision Castparts Corp	562,138
4,832	Raytheon Co	477,353
2,069	Rockwell Collins Inc	164,837
4,306	Textron Inc	169,183
12,938	United Technologies Corp	1,511,676

		7,109,606

Air Freight & Logistics — 0.7%
2,281	CH Robinson Worldwide Inc	119,502
3,148	Expeditors International of Washington Inc	124,755
4,267	FedEx Corp	565,634
10,919	United Parcel Service Inc, Class B	1,063,292

		1,873,183

Airlines — 0.3%
13,103	Delta Air Lines Inc	454,019
10,787	Southwest Airlines Co	254,681

		708,700

Building Products — 0.1%
1,364	Allegion PLC	71,160
5,453	Masco Corp	121,111

		192,271

Commercial Services & Supplies — 0.4%
2,800	ADT Corp/The	83,860
1,538	Cintas Corp	91,680
2,599	Iron Mountain Inc	71,654
3,085	Pitney Bowes Inc	80,179
4,136	Republic Services Inc	141,286
1,312	Stericycle Inc †	149,070
7,073	Tyco International Ltd	299,895
6,683	Waste Management Inc	281,154

		1,198,778

Construction & Engineering — 0.2%
2,463	Fluor Corp	191,449
2,012	Jacobs Engineering Group Inc †	127,762
3,306	Quanta Services Inc †	121,991

		441,202

Electrical Equipment — 0.7%
3,748	AMETEK Inc	192,984
7,303	Eaton Corp PLC	548,601
10,781	Emerson Electric Co	720,171
2,123	Rockwell Automation Inc	264,420
1,521	Roper Industries Inc	203,069

		1,929,245

Industrial Conglomerates — 2.2%
9,673	3M Co	1,312,239
9,230	Danaher Corp	692,250
154,172	General Electric Co (d)	3,991,513

		5,996,002

Machinery — 1.7%
9,800	Caterpillar Inc	973,826
2,668	Cummins Inc	397,505
5,680	Deere & Co	515,744
2,609	Dover Corp	213,286
2,136	Flowserve Corp	167,334
6,006	Illinois Tool Works Inc	488,468
3,973	Ingersoll-Rand PLC	227,415
1,538	Joy Global Inc	89,204
5,423	PACCAR Inc	365,727
1,696	Pall Corp	151,741
2,285	Parker Hannifin Corp	273,537
3,053	Pentair Ltd	242,225
888	Snap-on Inc	100,770
2,377	Stanley Black & Decker Inc	193,108
2,818	Xylem Inc/NY	102,632

		4,502,522

Professional Services — 0.2%
577	Dun & Bradstreet Corp/The	57,325
1,863	Equifax Inc	126,740
4,334	Nielsen Holdings NV	193,427
2,117	Robert Half International Inc	88,808

		466,300

Road & Rail — 0.9%
15,525	CSX Corp	449,759
1,687	Kansas City Southern	172,175
4,759	Norfolk Southern Corp	462,432
803	Ryder System Inc	64,176
6,992	Union Pacific Corp	1,312,119

		2,460,661

Trading Companies & Distributors — 0.2%
4,181	Fastenal Co	206,207
946	WW Grainger Inc	239,016

		445,223

Total Industrials		27,323,693

Information Technology — 18.0%
Communications Equipment — 1.7%
79,156	Cisco Systems Inc	1,773,886
1,159	F5 Networks Inc †	123,584
1,632	Harris Corp	119,397
7,734	Juniper Networks Inc †	199,228
3,471	Motorola Solutions Inc	223,151
25,985	QUALCOMM Inc	2,049,177

		4,488,423

Electronic Equipment, Instruments & Components — 0.4%
2,424	Amphenol Corp, Class A	222,159
21,391	Corning Inc	445,361
2,164	FLIR Systems Inc	77,904
2,824	Jabil Circuit Inc	50,832
6,285	TE Connectivity Ltd	378,420

		1,174,676

Information Technology Services — 1.2%
7,403	Automatic Data Processing Inc	571,956
2,254	Computer Sciences Corp	137,088
4,459	Fidelity National Information Services Inc	238,334
4,978	Paychex Inc	212,063
2,557	Total System Services Inc	77,758
7,789	Visa Inc, Class A	1,681,333
8,458	Western Union Co/The	138,373

		3,056,905

Internet Software & Services — 3.1%
2,741	Akamai Technologies Inc †	159,553
17,904	eBay Inc †	989,017
26,250	Facebook Inc, Class A †	1,581,300
4,337	Google Inc, Class A †	4,833,630
1,968	VeriSign Inc †	106,095
14,449	Yahoo! Inc †	518,719

		8,188,314

IT Services — 2.3%
9,788	Accenture PLC, Class A	780,299
817	Alliance Data Systems Corp †	222,592
9,333	Cognizant Technology Solutions Corp, Class A †	472,343
3,910	Fiserv Inc †	221,658
15,041	International Business Machines Corp (d)	2,895,242
15,680	MasterCard Inc, Class A	1,171,296
2,446	Teradata Corp †	120,319
17,115	Xerox Corp	193,399

		6,077,148

Semiconductors & Semiconductor Equipment — 2.0%
4,918	Altera Corp	178,228
4,802	Analog Devices Inc	255,178
18,609	Applied Materials Inc	379,996

8,481	Broadcom Corp, Class A	266,982
1,085	First Solar Inc †	75,722
76,401	Intel Corp	1,971,910
2,552	KLA-Tencor Corp	176,445
2,487	Lam Research Corp †	136,785
3,586	Linear Technology Corp	174,602
8,579	LSI Corp	94,970
3,038	Microchip Technology Inc	145,095
16,301	Micron Technology Inc †	385,682
8,516	NVIDIA Corp	152,522
16,660	Texas Instruments Inc	785,519
4,109	Xilinx Inc	222,995

		5,402,631

Software — 3.5%
7,120	Adobe Systems Inc †	468,069
3,455	Autodesk Inc †	169,917
4,976	CA Inc	154,107
2,854	Citrix Systems Inc †	163,905
4,734	Electronic Arts Inc †	137,333
4,362	Intuit Inc	339,058
116,055	Microsoft Corp (d)	4,757,095
53,213	Oracle Corp	2,176,944
2,902	Red Hat Inc †	153,748
8,624	Salesforce.com Inc †	492,344
10,660	Symantec Corp	212,880

		9,225,400

Technology Hardware, Storage & Peripherals — 3.8%
13,706	Apple Inc	7,356,558
31,126	EMC Corp/MA	853,164
29,121	Hewlett-Packard Co	942,356
5,090	NetApp Inc	187,821
3,459	SanDisk Corp	280,836
5,051	Seagate Technology PLC	283,664
3,224	Western Digital Corp	296,028

		10,200,427

Total Information Technology		47,813,924

Materials — 3.4%

Chemicals — 2.5%
3,252	Air Products & Chemicals Inc	387,118
1,013	Airgas Inc	107,895
852	CF Industries Holdings Inc	222,065
18,682	Dow Chemical Co/The	907,758
2,357	Eastman Chemical Co	203,197
4,153	Ecolab Inc	448,482
14,245	EI du Pont de Nemours & Co	955,840
2,041	FMC Corp	156,259
1,245	International Flavors & Fragrances Inc	119,109
6,634	LyondellBasell Industries NV, Class A	590,028

8,053	Monsanto Co	916,190
5,219	Mosaic Co/The	260,950
2,128	PPG Industries Inc	411,683
4,508	Praxair Inc	590,413
1,319	Sherwin-Williams Co/The	260,014
1,832	Sigma-Aldrich Corp	171,072

		6,708,073

Construction Materials — 0.1%
1,990	Vulcan Materials Co	132,236

Containers & Packaging — 0.2%
1,476	Avery Dennison Corp	74,789
2,159	Ball Corp	118,335
1,572	Bemis Co Inc	61,685
2,717	MeadWestvaco Corp	102,268
2,527	Owens-Illinois Inc †	85,488
3,004	Sealed Air Corp	98,742

		541,307

Metals & Mining — 0.5%
16,560	Alcoa Inc	213,127
1,649	Allegheny Technologies Inc	62,134
2,352	Cliffs Natural Resources Inc	48,122
15,900	Freeport-McMoRan Copper & Gold Inc	525,813
7,625	Newmont Mining Corp	178,730
4,873	Nucor Corp	246,282
2,223	United States Steel Corp	61,377

		1,335,585

Paper & Forest Products — 0.1%
6,742	International Paper Co	309,323

Total Materials		9,026,524

Telecommunication Services — 2.4%
Diversified Telecommunication Services — 2.4%
80,010	AT&T Inc	2,805,951
8,881	CenturyLink Inc	291,652
15,270	Frontier Communications Corp	87,039
63,634	Verizon Communications Inc	3,027,069
9,106	Windstream Holdings Inc	75,034

Total Telecommunication Services		6,286,745

Utilities — 3.0%
Electric Utilities — 1.7%
7,463	American Electric Power Co Inc	378,076
10,855	Duke Energy Corp	773,093
4,990	Edison International	282,484
2,731	Entergy Corp	182,567
13,124	Exelon Corp	440,441
6,405	FirstEnergy Corp	217,962
6,690	NextEra Energy Inc	639,698

4,825	Northeast Utilities	219,538
3,815	Pepco Holdings Inc	78,131
1,685	Pinnacle West Capital Corp	92,102
9,652	PPL Corp	319,867
13,644	Southern Co/The	599,517
7,621	Xcel Energy Inc	231,374

		4,454,850

Gas Utilities — 0.0%#
1,814	AGL Resources Inc	88,814

Independent Power and Renewable Electricity Producers — 0.1%
10,057	AES Corp/VA	143,614
4,953	NRG Energy Inc	157,505

		301,119

Multi-Utilities — 1.2%
3,716	Ameren Corp	153,099
6,565	CenterPoint Energy Inc	155,525
4,063	CMS Energy Corp	118,965
4,485	Consolidated Edison Inc	240,620
8,935	Dominion Resources Inc/VA	634,296
2,707	DTE Energy Co	201,103
1,219	Integrys Energy Group Inc	72,713
4,798	NiSource Inc	170,473
7,032	PG&E Corp	303,782
7,747	Public Service Enterprise Group Inc	295,471
2,147	SCANA Corp	110,184
3,481	Sempra Energy	336,822
3,120	TECO Energy Inc	53,508
3,469	Wisconsin Energy Corp	161,482

		3,008,043

Total Utilities		7,852,826

TOTAL COMMON STOCKS
(Cost $79,725,026)		256,489,338

INVESTMENT COMPANY — 2.3%
(Cost $6,078,041)
6,078,041	State Street Institutional U.S. Government Money Market Fund	6,078,041

Principal Amount		Value

U.S. TREASURY BILL — 1.3%
(Cost $3,499,441)
3,500,000	0.081% due 06/12/2014 (d),(f),(g)	3,499,860

TOTAL INVESTMENTS
(Cost $89,302,508)(h)	100.3%	266,067,239

OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(747,662)

NET ASSETS	100.0%	$265,319,577

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments*
Level 1 — Quoted Prices	$266,067,239	$75,090
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$266,067,239	$75,090

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended March 31, 2014.

(b)	As of March 31, 2014, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(e)	The Fund’s sub-advisor, World Asset Management, Inc., is an indirect subsidiary of Comerica Incorporated. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At March 31, 2014, the Fund held the following security of a company that could be deemed to be an affiliated company:

		Purchased		Sold
	Value at 6/30/13	Cost	Shares	Proceeds	Shares	Value at 3/31/2014
Comerica Inc	$121,920	$—	—	$12,150	260	$145,092

(f)	Rate represents annualized yield at date of purchase.

(g)	Zero-coupon bond.

(h)	At March 31, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $177,999,610, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,234,879 and net appreciation for financial reporting purposes was $176,764,731. At March 31, 2014, aggregate cost for financial reporting purposes was $89,302,508.

(i)	Subsequent Event: A majority of the Board of Trustees of Munder Series Trust has approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios, subject to the approval of shareholders of the Fund. The Board of Trustees also has approved the reclassification of Class B shares as Class A shares, which is currently expected to take place on August 1, 2014.

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2104 is as follows:

Asset Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
S&P 500® E-MINI Index Futures, June 2014	106	$9,807,290	$9,882,380	Net Assets- Unrealized Appreciation	$75,090*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, March 31, 2014 (Unaudited)

Shares		Value(a),(b),(c),(e)

COMMON STOCKS — 99.3%

Consumer Discretionary — 11.6%
Auto Components — 1.0%
775	TRW Automotive Holdings Corp †	$63,256

Hotels, Restaurants & Leisure — 3.2%
2,924	MGM Resorts International †	75,615
875	Starwood Hotels & Resorts Worldwide Inc	69,650
810	Wyndham Worldwide Corp	59,316

		204,581

Household Durables — 2.6%
2,990	DR Horton Inc	64,733
1,525	Leggett & Platt Inc	49,776
360	Whirlpool Corp	53,806

		168,315

Leisure Products — 0.7%
980	Brunswick Corp/DE	44,384

Media — 1.4%
3,224	Gannett Co Inc	88,982

Multiline Retail — 0.8%
920	Kohl’s Corp	52,256

Specialty Retail — 1.9%
415	Advance Auto Parts Inc	52,498
1,497	Foot Locker Inc	70,329

		122,827

Total Consumer Discretionary		744,601

Consumer Staples — 2.9%
Food & Staples Retailing — 0.7%
6,600	Rite Aid Corp †	41,382

Food Products — 2.2%
594	Hain Celestial Group Inc/The †	54,333
1,995	Tyson Foods Inc, Class A	87,800

		142,133

Total Consumer Staples		183,515

Energy — 5.7%
Energy Equipment & Services — 2.0%
523	Bristow Group Inc	39,497
865	Cameron International Corp †	53,431
1,684	Helix Energy Solutions Group Inc †	38,698

		131,626

1

Oil, Gas & Consumable Fuels — 3.7%
1,132	Gulfport Energy Corp †	80,576
3,879	Kodiak Oil & Gas Corp †	47,091
867	Noble Energy Inc	61,592
786	PDC Energy Inc †	48,936

		238,195

Total Energy		369,821

Financials — 26.7%
Banks — 9.0%
1,532	Comerica Inc	79,358
3,940	Fifth Third Bancorp	90,423
5,424	KeyCorp	77,238
1,465	Popular Inc †	45,400
7,355	Regions Financial Corp	81,714
2,315	SunTrust Banks Inc	92,114
15,870	Synovus Financial Corp	53,799
2,005	Zions Bancorporation	62,115

		582,161

Capital Markets — 3.5%
262	Affiliated Managers Group Inc †	52,413
769	Ameriprise Financial Inc	84,644
2,326	Invesco Ltd	86,062

		223,119

Insurance — 7.5%
1,114	American Financial Group Inc/OH	64,289
1,129	Arch Capital Group Ltd †	64,963
2,135	Fidelity National Financial Inc, Class A	67,125
4,755	Genworth Financial Inc, Class A †	84,306
2,205	Hartford Financial Services Group Inc/The	77,770
1,678	Lincoln National Corp	85,024
2,680	MBIA Inc †	37,493

		480,970

Real Estate Investment Trusts (REITs) — 5.7%
3,449	DDR Corp	56,839
4,665	Duke Realty Corp	78,745
1,015	Health Care REIT Inc	60,494
4,680	Host Hotels & Resorts Inc	94,723
1,860	Prologis Inc	75,944

		366,745

Real Estate Management & Development — 1.0%
570	Jones Lang LaSalle Inc	67,545

Total Financials		1,720,540

Health Care — 10.8%
Health Care Equipment & Supplies — 2.6%
6,845	Boston Scientific Corp †	92,544

2

770	Zimmer Holdings Inc	72,827

		165,371

Health Care Providers & Services — 5.2%
982	Cigna Corp	82,223
1,825	Health Net Inc/CA †	62,068
800	HealthSouth Corp	28,744
990	Universal Health Services Inc, Class B	81,249
2,450	VCA Antech Inc †	78,964

		333,248

Life Sciences Tools & Services — 1.9%
1,660	Agilent Technologies Inc	92,827
1,425	Bruker Corp †	32,476

		125,303

Pharmaceuticals — 1.1%
769	Forest Laboratories Inc †	70,956

Total Health Care		694,878

Industrials — 12.6%
Aerospace & Defense — 3.5%
545	Esterline Technologies Corp †	58,064
1,272	Hexcel Corp †	55,383
2,011	Spirit Aerosystems Holdings Inc, Class A †	56,690
1,480	Textron Inc	58,149

		228,286

Airlines — 0.6%
920	United Continental Holdings Inc †	41,060

Building Products — 0.8%
1,210	Owens Corning	52,236

Construction & Engineering — 0.7%
927	EMCOR Group Inc	43,374

Electrical Equipment — 0.7%
635	EnerSys Inc	43,999

Machinery — 4.4%
1,353	ITT Corp	57,854
1,380	Kennametal Inc	61,134
1,460	Navistar International Corp †	49,450
1,225	Oshkosh Corp	72,116
975	Terex Corp	43,193

		283,747

Road & Rail — 1.9%
1,870	Hertz Global Holdings Inc †	49,817
1,269	Old Dominion Freight Line Inc †	72,003

		121,820

Total Industrials		814,522

3

Information Technology — 15.3%
Communications Equipment — 1.6%
1,305	ARRIS Group Inc †	36,775
1,460	Ciena Corp †	33,200
1,359	CommScope Holding Co Inc †	33,540

		103,515

Electronic Equipment, Instruments & Components — 4.6%
1,460	Arrow Electronics Inc †	86,665
2,444	CDW Corp/DE	67,063
885	Tech Data Corp †	53,950
5,760	Vishay Intertechnology Inc	85,709

		293,387

IT Services — 0.9%
1,235	Teradata Corp †	60,750

Semiconductors & Semiconductor Equipment — 4.9%
8,038	Advanced Micro Devices Inc †	32,232
9,170	Atmel Corp †	76,661
3,512	Fairchild Semiconductor International Inc †	48,431
3,765	Intersil Corp, Class A	48,644
960	Lam Research Corp †	52,800
1,510	Skyworks Solutions Inc †	56,655

		315,423

Software — 1.6%
3,230	Nuance Communications Inc †	55,459
1,338	PTC Inc †	47,406

		102,865

Technology Hardware, Storage & Peripherals — 1.7%
685	SanDisk Corp	55,615
575	Western Digital Corp	52,797

		108,412

Total Information Technology		984,352

Materials — 5.7%
Chemicals — 3.6%
2,379	Chemtura Corp †	60,165
679	FMC Corp	51,984
876	Methanex Corp	56,012
1,732	PolyOne Corp	63,495

		231,656

Construction Materials — 0.7%
527	Eagle Materials Inc	46,724

Containers & Packaging — 0.7%
439	Rock-Tenn Co, Class A	46,345

Metals & Mining — 0.7%
1,173	US Silica Holdings Inc	44,773

Total Materials		369,498

4

Utilities — 8.0%
Electric Utilities — 5.9%
1,270	Edison International	71,895
850	FirstEnergy Corp	28,926
2,510	Great Plains Energy Inc	67,870
1,290	Pinnacle West Capital Corp	70,511
2,538	PPL Corp	84,109
1,625	Westar Energy Inc	57,135

		380,446

Gas Utilities — 0.9%
1,309	UGI Corp	59,703

Independent Power and Renewable Electricity Producers — 1.2%
2,387	NRG Energy Inc	75,907

Total Utilities		516,056

TOTAL COMMON STOCKS
(Cost $5,126,974)		6,397,783

INVESTMENT COMPANY — 2.2%
(Cost $143,400)
143,400	State Street Institutional U.S. Government Money Market Fund	143,400

TOTAL INVESTMENTS
(Cost $5,270,374) (d)	101.5%	6,541,183
OTHER ASSETS AND LIABILITIES (Net)	(1.5)	(95,165)

NET ASSETS	100.0%	$6,446,018

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$6,541,183
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$6,541,183

5

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended March 31, 2014.

(b)	As of March 31, 2014 the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,286,573, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $15,764 and net appreciation for financial reporting purposes was $1,270,809. At March 31, 2014, aggregate cost for financial reporting purposes was $5,270,374.

(e)	Subsequent Event: A majority of the Board of Trustees of Munder Series Trust has approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios, subject to the approval of shareholders of the Fund.

6

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, March 31, 2014 (Unaudited)

Shares		Value(a),(b),(c),(e)

COMMON STOCKS — 98.8%

Consumer Discretionary — 10.1%
Auto Components — 0.7%
3,174	American Axle & Manufacturing Holdings Inc †	$58,782

Hotels, Restaurants & Leisure — 1.4%
1,641	Wyndham Worldwide Corp	120,170

Household Durables — 2.8%
4,087	DR Horton Inc	88,484
2,370	La-Z-Boy Inc	64,227
2,083	Ryland Group Inc/The	83,174

		235,885

Leisure Products — 0.7%
1,282	Brunswick Corp/DE	58,062

Media — 1.4%
4,240	Gannett Co Inc	117,024

Specialty Retail — 3.1%
550	Advance Auto Parts Inc	69,575
1,855	ANN INC †	76,945
818	Asbury Automotive Group Inc †	45,244
1,650	Brown Shoe Co Inc	43,791
1,836	Express Inc †	29,156

		264,711

Total Consumer Discretionary		854,634

Consumer Staples — 1.5%
Food & Staples Retailing — 0.7%
9,330	Rite Aid Corp †	58,499

Food Products — 0.8%
702	Hain Celestial Group Inc/The †	64,212

Total Consumer Staples		122,711

Energy — 6.3%
Energy Equipment & Services — 2.0%
743	Bristow Group Inc	56,111
697	Geospace Technologies Corp †	46,120
2,771	Helix Energy Solutions Group Inc †	63,678

		165,909

Oil, Gas & Consumable Fuels — 4.3%
1,604	Gulfport Energy Corp †	114,173
5,274	Kodiak Oil & Gas Corp †	64,026
6,603	Magnum Hunter Resources Corp †	56,126

1

1,305	PDC Energy Inc †	81,249
4,420	Synergy Resources Corp †	47,515

		363,089

Total Energy		528,998

Financials — 30.5%
Banks — 12.8%
3,463	BancorpSouth Inc	86,437
2,180	Comerica Inc	112,924
17,025	First BanCorp/Puerto Rico †	92,616
11,190	Huntington Bancshares Inc/OH	111,564
7,969	KeyCorp	113,479
5,895	OFG Bancorp	101,335
2,977	Popular Inc †	92,257
27,960	Synovus Financial Corp	94,784
4,639	Western Alliance Bancorp †	114,120
5,333	Zions Bancorporation	165,216

		1,084,732

Capital Markets — 2.7%
3,907	Investment Technology Group Inc †	78,921
5,676	Janus Capital Group Inc	61,698
1,256	Waddell & Reed Financial Inc, Class A	92,467

		233,086

Insurance — 7.7%
2,001	American Financial Group Inc/OH	115,478
1,604	AmTrust Financial Services Inc	60,326
2,263	Arch Capital Group Ltd †	130,213
2,774	Assured Guaranty Ltd	70,238
4,582	CNO Financial Group Inc	82,934
1,988	Fidelity National Financial Inc, Class A	62,503
7,133	Genworth Financial Inc, Class A †	126,468

		648,160

Real Estate Investment Trusts (REITs) — 7.3%
3,590	CubeSmart	61,604
4,349	DDR Corp	71,672
5,623	DiamondRock Hospitality Co	66,070
6,290	Lexington Realty Trust	68,624
4,580	Medical Properties Trust Inc	58,578
3,705	NorthStar Realty Finance Corp	59,799
2,605	Pennsylvania Real Estate Investment Trust	47,020
5,190	RAIT Financial Trust	44,063
1,305	Ryman Hospitality Properties Inc	55,489
6,181	Sunstone Hotel Investors Inc	84,865

		617,784

Total Financials		2,583,762

2

Health Care — 6.0%
Health Care Providers & Services — 4.6%
1,944	Health Net Inc/CA †	66,116
1,204	HealthSouth Corp	43,260
717	Magellan Health Services Inc †	42,554
1,334	Universal Health Services Inc, Class B	109,481
2,810	VCA Antech Inc †	90,566
660	WellCare Health Plans Inc †	41,923

		393,900

Life Sciences Tools & Services — 1.4%
1,990	Bruker Corp †	45,352
1,190	Charles River Laboratories International Inc †	71,805

		117,157

Total Health Care		511,057

Industrials — 18.5%
Aerospace & Defense — 4.4%
726	B/E Aerospace Inc †	63,010
1,000	Esterline Technologies Corp †	106,540
1,717	Hexcel Corp †	74,758
2,268	Spirit Aerosystems Holdings Inc, Class A †	63,935
1,663	Textron Inc	65,339

		373,582

Building Products — 0.8%
1,550	Owens Corning	66,913

Commercial Services & Supplies — 1.2%
1,976	Deluxe Corp	103,681

Construction & Engineering — 3.0%
2,111	Dycom Industries Inc †	66,729
2,089	EMCOR Group Inc	97,744
2,920	Primoris Services Corp	87,542

		252,015

Electrical Equipment — 2.1%
1,145	EnerSys Inc	79,337
1,325	Regal-Beloit Corp	96,341

		175,678

Machinery — 4.3%
1,720	Kennametal Inc	76,196
2,000	Navistar International Corp †	67,740
1,100	Oshkosh Corp	64,757
1,775	Terex Corp	78,633
1,135	Trinity Industries Inc	81,799

		369,125

Road & Rail — 2.7%
2,514	Hertz Global Holdings Inc †	66,973
1,746	Old Dominion Freight Line Inc †	99,068

3

2,470	Swift Transportation Co, Class A †	61,132

		227,173

Total Industrials		1,568,167

Information Technology — 15.5%
Communications Equipment — 2.0%
3,012	ARRIS Group Inc †	84,878
1,806	Ciena Corp †	41,068
1,788	CommScope Holding Co Inc †	44,128

		170,074

Electronic Equipment, Instruments & Components — 6.3%
1,876	Arrow Electronics Inc †	111,359
3,335	CDW Corp/DE	91,513
786	Littelfuse Inc	73,601
1,617	Plexus Corp †	64,793
1,225	Tech Data Corp †	74,676
7,862	Vishay Intertechnology Inc	116,987

		532,929

IT Services — 1.1%
1,855	Teradata Corp †	91,247

Semiconductors & Semiconductor Equipment — 4.8%
10,625	Atmel Corp †	88,825
5,234	Fairchild Semiconductor International Inc †	72,177
5,050	Integrated Device Technology Inc †	61,761
5,087	Intersil Corp, Class A	65,724
1,045	Lam Research Corp †	57,475
4,425	TriQuint Semiconductor Inc †	59,251

		405,213

Software — 1.3%
2,064	Progress Software Corp †	44,995
1,866	PTC Inc †	66,113

		111,108

Total Information Technology		1,310,571

Materials — 6.0%
Chemicals — 3.3%
3,244	Chemtura Corp †	82,041
1,203	Methanex Corp	76,920
3,256	PolyOne Corp	119,365

		278,326

Containers & Packaging — 0.8%
637	Rock-Tenn Co, Class A	67,248

Metals & Mining — 1.2%
618	Kaiser Aluminum Corp	44,138
1,584	US Silica Holdings Inc	60,461

		104,599

4

Paper & Forest Products — 0.7%
1,954	KapStone Paper and Packaging Corp †	56,353

Total Materials		506,526

Utilities — 4.4%
Electric Utilities — 1.7%
1,425	Pinnacle West Capital Corp	77,890
2,325	PNM Resources Inc	62,845

		140,735

Gas Utilities — 0.8%
1,581	UGI Corp	72,110

Independent Power and Renewable Electricity Producers — 1.1%
2,875	NRG Energy Inc	91,425

Multi-Utility — 0.8%
1,711	Vectren Corp	67,396

Total Utilities		371,666

TOTAL COMMON STOCKS
(Cost $6,420,463)		8,358,092

INVESTMENT COMPANY — 7.9%
(Cost $669,578)
669,578	State Street Institutional U.S. Government Money Market Fund	669,578

TOTAL INVESTMENTS
(Cost $7,090,041)(d)	106.7%	9,027,670
OTHER ASSETS AND LIABILITIES (Net)	(6.7)	(566,580)

NET ASSETS	100.0%	$8,461,090

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$9,027,670
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$9,027,670

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended March 31, 2014.

(b)	As of March 31, 2014, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,979,018, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $41,389 and net appreciation for financial reporting purposes was $1,937,629. At March 31, 2014, aggregate cost for financial reporting purposes was $7,090,041.

(e)	Subsequent Event: A majority of the Board of Trustees of Munder Series Trust has approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios, subject to the approval of shareholders of the Fund.

6

Munder International Fund — Core Equity

Portfolio of Investments, March 31, 2014 (Unaudited) (a),(b)

Shares		Value(c),(d),(f),(i)

COMMON STOCKS — 97.3%
Australia — 4.8%
7,325	Australia & New Zealand Banking Group Ltd	$225,120
1,546	Commonwealth Bank of Australia	111,289
101,448	Dexus Property Group	99,745
28,168	Fortescue Metals Group Ltd	137,982
25,534	Insurance Australia Group Ltd	132,150
2,401	Macquarie Group Ltd	129,502
5,767	Rio Tinto Ltd	341,112
4,378	Westpac Banking Corp	140,407

		1,317,307

Austria — 0.3%
1,996	OMV AG	90,650

Belgium — 1.2%
1,732	Anheuser-Busch InBev NV	182,049
1,848	Delhaize Group SA	135,420

		317,469

Brazil — 1.4%
8,800	Kroton Educacional SA (e),(g)	193,530
5,000	Porto Seguro SA (e),(g)	70,185
8,185	Vale SA, ADR (e),(g)	113,199

		376,914

Canada — 7.0%
2,197	Alimentation Couche Tard Inc, Class B (e),(g)	177,688
3,152	Canadian Imperial Bank of Commerce (e),(g)	271,577
3,556	Canadian Natural Resources Ltd (e),(g)	136,289
648	Canadian Pacific Railway Ltd (e),(g)	97,097
8,222	Canfor Corp †,(e),(g)	194,115
15,394	Gran Tierra Energy Inc †,(e),(g)	115,577
979	Magna International Inc (e),(g)	94,118
7,421	Manulife Financial Corp (e),(g)	143,117
3,259	Methanex Corp (e),(g)	208,541
3,850	Royal Bank of Canada (e),(g)	253,846
6,134	Suncor Energy Inc (e),(g)	214,232

		1,906,197

China — 3.7%
26,000	Anhui Conch Cement Co Ltd, H Shares	111,743
350,275	Bank of China Ltd, H Shares	155,461

1

51,875	China Oilfield Services Ltd, H Shares	122,562
104,000	China Petroleum & Chemical Corp, H Shares	93,165
116,075	China Railway Construction Corp Ltd, H Shares	98,585
198,000	Datang International Power Generation Co Ltd, H Shares	72,270
18,500	Great Wall Motor Co Ltd, H Shares	93,350
298,250	Industrial & Commercial Bank of China Ltd, H Shares	183,554
1,300	Tencent Holdings Ltd	90,514

		1,021,204

Denmark — 1.8%
13	AP Moeller—Maersk A/S, Class B	156,290
3,589	Pandora A/S	237,958
9,292	TDC A/S	85,881

		480,129

Finland — 1.2%
4,013	Huhtamaki OYJ	110,212
4,722	Neste Oil OYJ	96,272
2,608	Sampo, A Shares	135,497

		341,981

France — 6.2%
2,157	Airbus Group NV	154,688
2,512	BNP Paribas SA	194,193
1,249	Cap Gemini SA	94,698
5,437	Carrefour SA	210,689
2,902	GDF Suez	79,521
934	Ingenico	87,488
3,716	Societe Generale SA	229,393
2,279	Teleperformance	132,340
226	Total SA	14,844
2,270	Total SA, ADR (e),(g)	148,912
1,438	Valeo SA	202,840
2,145	Vinci SA	159,830

		1,709,436

Germany — 7.1%
1,999	BASF SE	222,162
1,858	Bayer AG	251,270
2,356	Daimler AG	222,654
5,117	Deutsche Post AG	190,079
6,395	Deutsche Telekom AG	103,437
5,694	Freenet AG	199,355
1,124	Fresenius SE & Co KGaA	175,883
2,083	Hannover Rueck SE	186,298
1,118	Henkel AG & Co KGaA	112,382
8,233	Infineon Technologies AG	98,232
775	Siemens AG	104,298
1,598	Stada Arzneimittel AG	68,488

		1,934,538

2

Greece — 0.4%
6,817	Hellenic Telecommunications Organization SA †	112,666

Hong Kong — 2.8%
26,000	BOC Hong Kong Holdings Ltd	74,061
10,825	Cheung Kong Holdings Ltd	179,729
23,875	Cheung Kong Infrastructure Holdings Ltd	153,149
13,000	Galaxy Entertainment Group Ltd †	113,620
19,000	Hutchison Whampoa Ltd	252,482

		773,041

India — 1.6%
1,886	Dr Reddy’s Laboratories Ltd, ADR (e),(g)	82,796
3,518	HCL Technologies Ltd	82,272
24,726	LIC Housing Finance Ltd	97,223
7,060	Sesa Sterlite Ltd, ADR (e),(g)	87,685
13,865	Tata Motors Ltd	92,835

		442,811

Ireland — 0.7%
1,775	ICON PLC †,(e),(g)	84,401
4,407	Smurfit Kappa Group PLC	106,879

		191,280

Israel — 0.4%
1,819	Teva Pharmaceutical Industries Ltd	95,923

Italy — 1.2%
26,119	Enel SpA	147,998
2,790	Gtech Spa	84,854
17,234	Snam SpA	100,969

		333,821

Japan — 14.6%
12,000	Asahi Kasei Corp	81,472
7,000	Astellas Pharma Inc	82,925
7,700	Bridgestone Corp	272,689
1,200	Central Japan Railway Co	140,609
14,700	Chiba Bank Ltd/The	90,481
7,900	Daiwa House Industry Co Ltd	133,745
14,000	Hitachi Ltd	103,131
5,797	Japan Tobacco Inc	181,772
4,400	JFE Holdings Inc	82,742
1,400	KDDI Corp	81,470
7,100	Mitsui & Co Ltd	100,200
19,000	Mitsui OSK Lines Ltd	73,915
46,700	Mizuho Financial Group Inc	92,142
3,000	MS&AD Insurance Group Holdings	68,600
1,300	Murata Manufacturing Co Ltd	122,341
26,000	Nippon Steel & Sumitomo Metal Corp	70,890
357	Nippon Telegraph & Telephone Corp	19,405
3,090	Nippon Telegraph & Telephone Corp, ADR (e),(g)	84,172
14,700	Nomura Holdings Inc	94,136
8,544	NSK Ltd	87,744

3

2,600	Omron Corp	107,011
10,400	ORIX Corp	146,070
3,600	Otsuka Holdings Co Ltd	107,479
1,300	Sawai Pharmaceutical Co Ltd	79,617
6,700	Sekisui House Ltd	83,014
2,700	Seven & I Holdings Co Ltd	102,981
2,150	SoftBank Corp	162,152
5,900	Sumitomo Corp	74,983
9,100	Sumitomo Electric Industries Ltd	135,197
5,325	Sumitomo Mitsui Financial Group Inc	226,986
15,925	Tokyo Gas Co Ltd	80,745
4,475	Toyo Suisan Kaisha Ltd	149,175
7,425	Toyota Motor Corp	417,870
3,900	TV Asahi Holdings Corp	70,562

		4,008,423

Malaysia — 1.1%
20,200	Hong Leong Financial Group Bhd	97,132
33,900	RHB Capital Bhd	87,378
64,600	Telekom Malaysia Bhd	116,489

		300,999

Mexico — 0.8%
11,500	Gruma SAB de CV, Class B †,(e),(g)	95,132
46,500	OHL Mexico SAB de CV †,(e),(g)	120,600

		215,732

Netherlands — 0.6%
8,727	Koninklijke Ahold NV	175,421

Norway — 1.5%
6,931	DNB ASA	120,617
6,770	Marine Harvest ASA	76,717
4,700	Statoil ASA	132,751
3,797	Telenor ASA	84,140

		414,225

Poland — 0.7%
35,589	Bank Millennium SA †	105,278
56,419	Tauron Polska Energia SA	97,970

		203,248

Portugal — 0.4%
23,184	EDP—Energias de Portugal SA	107,808

Russian Federation — 1.1%
11,150	Gazprom OAO, ADR (e),(g)	86,635
1,424	Lukoil OAO, ADR	79,264
1,478	Magnit OJSC, GDR (e),(g)	80,994
27,865	Sberbank of Russia (e),(g)	66,414

		313,307

4

Singapore — 1.3%
13,700	DBS Group Holdings Ltd	176,380
66,000	Wilmar International Ltd	181,726

		358,106

South Africa — 1.7%
11,427	Discovery Ltd	91,583
11,729	Mediclinic International Ltd	83,181
5,170	MTN Group Ltd	105,859
43,819	Sibanye Gold Ltd	93,176
20,458	Steinhoff International Holdings Ltd	99,111

		472,910

South Korea — 2.5%
125	Amorepacific Corp	147,687
283	Hyundai Mobis	83,946
57	Lotte Chilsung Beverage Co Ltd	79,887
103	Samsung Electronics Co Ltd	130,251
4,180	SK Hynix Inc †	141,860
525	SK Telecom Co Ltd	106,506

		690,137

Spain — 2.4%
2,343	Amadeus IT Holding SA, A Shares	97,427
8,957	Distribuidora Internacional de Alimentacion SA	81,979
1,596	Grifols SA	87,622
35,058	Mapfre SA	148,023
2,056	Obrascon Huarte Lain SA	89,488
2,000	Red Electrica Corp SA	162,721

		667,260

Sweden — 2.5%
13,950	Skandinaviska Enskilda Banken AB, A Shares	191,373
5,489	Svenska Cellulosa AB SCA, B Shares	161,612
8,255	Swedbank AB, A Shares	221,383
7,350	Telefonaktiebolaget LM Ericsson, B Shares	97,925

		672,293

Switzerland — 6.3%
1,429	Actelion Ltd †	135,498
953	Adecco SA †	79,485
2,098	Aryzta AG †	185,490
808	Cie Financiere Richemont SA	77,368
4,754	Credit Suisse Group AG †	153,943
9,141	Logitech International SA	136,609
1,115	Novartis AG	94,703
4,852	OC Oerlikon Corp AG †	81,883
1,212	Roche Holding AG	364,311
974	Swiss Life Holding AG †	239,385
165	Swisscom AG	101,322
2,925	Zurich Insurance Group AG, ADR †,(e),(g)	89,915

		1,739,912

5

Taiwan — 2.4%
124,000	CTBC Financial Holding Co Ltd	77,702
4,000	Largan Precision Co Ltd	189,857
5,000	MediaTek Inc	74,049
355,555	Taishin Financial Holding Co Ltd	161,359
39,000	Taiwan Semiconductor Manufacturing Co Ltd	152,387

		655,354

Thailand — 0.4%
49,800	Thai Union Frozen Products PCL (e),(g)	105,541

Turkey — 0.3%
24,118	Turk Hava Yollari	74,203

United Kingdom — 14.9%
9,953	Ashtead Group PLC	158,270
27,961	Barclays PLC	109,065
39,912	Barratt Developments PLC	274,781
5,959	BG Group PLC	111,137
2,519	BHP Billiton PLC	77,756
30,151	BP PLC	241,459
4,013	British American Tobacco PLC	223,420
9,998	Britvic PLC	123,773
32,971	BT Group PLC	209,842
3,999	Close Brothers Group PLC	94,261
8,456	easyJet PLC	242,043
18,197	Glencore Xstrata PLC	93,862
28,088	Henderson Group PLC	123,582
4,947	Hikma Pharmaceuticals PLC	137,264
1,503	HSBC Holdings PLC	15,218
1,452	HSBC Holdings PLC, ADR (e),(g)	73,805
65,773	ITV PLC	210,362
22,852	J Sainsbury PLC	120,555
161,290	Lloyds Banking Group PLC †	202,442
3,253	London Stock Exchange Group PLC	106,958
7,178	Mondi PLC	125,727
6,559	National Grid PLC	90,082
8,353	Prudential PLC	176,952
4,910	Rolls-Royce Holdings PLC †	88,077
1,557	Royal Dutch Shell PLC, Class B	60,744
2,475	Royal Dutch Shell PLC, Class B, ADR (e),(g)	193,322
6,047	Shire PLC	297,555
24,095	Vodafone Group PLC	88,707

		4,071,021

TOTAL COMMON STOCKS
(Cost $21,564,731)		26,691,267

PREFERRED STOCKS — 1.0%
Brazil — 0.5%
5,960	Itau Unibanco Holding SA, ADR (e),(g)	88,565
4,915	Petroleo Brasileiro SA, ADR (e),(g)	68,171

		156,736

6

Germany — 0.5%
504	Volkswagen AG	130,584

TOTAL PREFERRED STOCKS
(Cost $195,037)		287,320

INVESTMENT COMPANIES — 1.1%
Multi-Country — 0.7%
2,850	iShares MSCI EAFE ETF (e),(g)	191,434

United States — 0.4%
97,139	State Street Institutional U.S. Government Money Market Fund (e),(g)	97,139

TOTAL INVESTMENT COMPANIES
(Cost $282,432)		288,573

TOTAL INVESTMENTS
(Cost $22,042,200)(h)	99.4%	27,267,160
OTHER ASSETS AND LIABILITIES (Net)	0.6	151,783

NET ASSETS	100.0%	$27,418,943

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$4,128,744
Level 2 — Other Significant Observable Inputs	23,138,416
Level 3 — Significant Unobservable Inputs	—

Total	$27,267,160

7

Munder International Fund — Core Equity

Portfolio of Investments, March 31, 2014 (Unaudited)

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. Securities that were fair valued due to a significant event with a total value of $15,693,420 on June 30, 2013 were transferred from Level 1 to Level 2 during the fiscal period ended March 31, 2014.

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (See note (c) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Unless otherwise indicated by reference to footnote (e), the value for common and preferred stocks represents fair value as of March 31, 2014 determined in accordance with guidelines approved by the Board of Trustees (see note (f) above). At March 31, 2014 fair value securities represent $23,138,416, 84.4% of net assets.

(h)	At March 31, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,565,094, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $340,134 and net appreciation for financial reporting purposes was $5,224,960. At March 31, 2014, aggregate cost for financial reporting purposes was $22,042,200.

(i)	Subsequent Event: A majority of the Board of Trustees of Munder Series Trust has approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios, subject to the approval of shareholders of the Fund.

8

ABBREVIATION:
ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
OAO	—	Russian Open Joint Stock Corporation
OJSC	—	Open Joint Stock Company

INDUSTRY DIVERSIFICATION:

At March 31, 2014, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Banks	14.4	$3,954,055
Oil, Gas & Consumable Fuels	6.6	1,815,254
Pharmaceuticals	6.1	1,662,330
Insurance	5.4	1,481,704
Metals & Mining	4.0	1,098,405
Food & Staples Retailing	4.0	1,085,728
Diversified Telecommunication Services	3.3	917,353
Automobiles	3.0	826,709
Food Products	2.9	793,782
Wireless Telecommunication Services	2.7	744,049
Electric Utilities	2.4	669,646
Auto Components	2.4	653,594
Electronic Equipment, Instruments & Components	2.2	609,827
Semiconductors & Semiconductor Equipment	2.2	596,778
Capital Markets	2.2	595,424
Chemicals	1.9	512,174
Household Durables	1.7	456,906
Tobacco	1.5	405,192
Beverages	1.4	385,709
Industrial Conglomerates	1.3	356,780
Construction & Engineering	1.3	347,903
Trading Companies & Distributors	1.2	333,452
Paper & Forest Products	1.2	319,842
Airlines	1.2	316,246
Textiles, Apparel & Luxury Goods	1.1	315,325
Real Estate Management & Development	1.1	313,475
Media	1.0	280,924
IT Services	1.0	274,397
Household Products	1.0	273,995
Health Care Providers & Services	0.9	259,065
Diversified Financial Services	0.9	253,027
Aerospace & Defense	0.9	242,765
Road & Rail	0.9	237,707
Marine	0.8	230,205
Biotechnology	0.8	223,120
Containers & Packaging	0.8	217,091
Professional Services	0.8	211,825
Hotels, Restaurants & Leisure	0.7	198,474
Diversified Consumer Services	0.7	193,530

9

Air Freight & Logistics	0.7	190,079
Gas Utilities	0.7	181,715
Machinery	0.6	169,627
Multi-Utilities	0.6	169,603
Personal Products	0.5	147,687
Technology Hardware, Storage & Peripherals	0.5	136,609
Electrical Equipment	0.5	135,197
Energy Equipment & Services	0.4	122,562
Transportation Infrastructure	0.4	120,600
Construction Materials	0.4	111,743
Real Estate Investment Trusts (REITs)	0.4	99,745
Communications Equipment	0.4	97,925
Thrifts & Mortgage Finance	0.4	97,223
Internet Software & Services	0.3	90,514
Life Sciences Tools & Services	0.3	84,401
Independent Power and Renewable Electricity Producers	0.3	72,270

TOTAL COMMON STOCKS	97.3	26,691,267
PREFERRED STOCKS:
Automobiles	0.5	130,584
Banks	0.3	88,565
Oil, Gas & Consumable Fuels	0.2	68,171

TOTAL PREFERRED STOCKS	1.0	287,320
INVESTMENT COMPANIES	1.1	288,573

TOTAL INVESTMENTS	99.4	27,267,160
OTHER ASSETS AND LIABILITIES (NET)	0.6	151,783

NET ASSETS	100.0%	$27,418,943

10

Munder International Small-Cap Fund

Portfolio of Investments, March 31, 2014 (Unaudited) (a),(b)

Shares		Value(c),(d),(f),(j)

COMMON STOCKS — 96.6%
Australia — 5.1%
1,087,665	Beach Energy Ltd	$1,721,173
225,811	Challenger Ltd	1,341,351
548,716	CSR Ltd	1,786,167
829,950	Drillsearch Energy Ltd †	1,286,198
269,207	DuluxGroup Ltd	1,431,658
27,424	Flight Centre Travel Group Ltd	1,335,845
274,953	G8 Education Ltd	1,297,024
194,571	iiNET Ltd	1,339,792
341,394	Investa Office Fund	1,026,185
108,175	Mineral Resources Ltd	1,152,508
1,523,745	Mount Gibson Iron Ltd	1,287,424
31,506	Perpetual Ltd	1,461,908
270,420	Primary Health Care Ltd	1,181,606
402,697	RCR Tomlinson Ltd	1,042,418

		18,691,257

Austria — 0.5%
17,415	Flughafen Wien AG	1,727,442

Belgium — 0.4%
8,055	Kinepolis Group NV	1,577,649

Canada — 8.2%
25,742	AG Growth International Inc (e),(h)	1,089,756
399,393	Bankers Petroleum Ltd †,(e),(h)	1,943,677
119,749	Birchcliff Energy Ltd †,(e),(h)	1,191,532
42,631	Black Diamond Group Ltd (e),(h)	1,320,771
54,820	Canadian Apartment Properties REIT (e),(h)	1,057,225
101,879	Canfor Corp †,(e),(h)	2,405,284
74,428	Capital Power Corp (e),(h)	1,731,604
7,807	Constellation Software Inc (e),(h)	1,892,606
226,382	Entertainment One Ltd †	1,246,203
77,336	Gluskin Sheff + Associates Inc (e),(h)	2,233,685
280,689	Gran Tierra Energy Inc †,(e),(h)	2,107,389
46,428	Home Capital Group Inc (e),(h)	1,875,179
17,016	Methanex Corp (e),(h)	1,088,839
336,342	Nevsun Resources Ltd (e),(h)	1,137,873
931,353	OceanaGold Corp †,(e),(h)	1,971,385
53,779	Parkland Fuel Corp (e),(h)	1,039,095
192,701	Raging River Exploration Inc †,(e),(h)	1,551,370
33,243	Stantec Inc (e),(h)	2,031,868
92,057	Whitecap Resources Inc (e),(h)	1,027,574

		29,942,915

1

Denmark — 1.4%
45,976	GN Store Nord A/S	1,143,052
23,795	Jyske Bank A/S †	1,308,270
21,076	Pandora A/S	1,397,380
46,823	Topdanmark A/S †	1,365,092

		5,213,794

Finland — 1.1%
92,161	Huhtamaki OYJ	2,531,082
285,492	Sponda OYJ	1,354,926

		3,886,008

France — 6.8%
21,548	Alten SA	1,157,945
18,743	Cap Gemini SA	1,421,082
14,755	Eiffage SA	1,105,537
63,633	Etablissements Maurel et Prom (g)	980,400
20,891	Fonciere Des Regions	1,934,764
20,657	Imerys SA	1,836,365
31,438	Ingenico	2,944,796
57,746	Korian-Medica	2,214,108
57,628	Mercialys SA	1,206,593
84,126	Metropole Television SA	1,829,638
45,517	Teleperformance	2,643,137
28,599	Valeo SA	4,034,088
49,731	Zodiac Aerospace	1,756,971

		25,065,424

Germany — 6.7%
94,380	Alstria Office REIT-AG	1,265,362
25,212	Bilfinger SE	3,202,972
30,644	Deutsche Euroshop AG	1,394,729
47,944	Dialog Semiconductor PLC †	1,185,394
52,723	Duerr AG	4,074,709
74,511	Freenet AG	2,608,732
21,751	Hannover Rueck SE	1,945,350
174,368	Infineon Technologies AG	2,080,464
10,510	Krones AG	1,004,515
23,562	OSRAM Licht AG †	1,530,238
94,340	SAF-Holland SA †	1,470,317
29,131	Stada Arzneimittel AG	1,248,510
79,417	TUI AG	1,325,716

		24,337,008

Hong Kong — 2.1%
240,400	Dah Sing Financial Holdings Ltd	1,123,509
356,857	Great Eagle Holdings Ltd	1,343,418
562,400	Man Wah Holdings Ltd	952,309
333,000	Melco International Development Ltd	1,123,468
1,920,000	PAX Global Technology Ltd †	980,008
351,500	Techtronic Industries Co	983,375
908,000	Towngas China Co Ltd (g)	1,109,984

		7,616,071

2

Ireland — 1.0%
166,755	Kentz Corp Ltd	2,098,304
261,935	UDG Healthcare PLC	1,534,102

		3,632,406

Italy — 3.5%
74,902	Banca Generali SpA	2,470,991
85,665	Brembo SpA	3,242,651
247,199	Credito Emiliano SpA	2,458,072
77,517	Gtech Spa	2,357,578
126,936	Recordati SpA	2,223,108

		12,752,400

Japan — 16.5%
117,600	CKD Corp	1,118,132
686,000	Clarion Co Ltd †	1,074,437
45,900	CyberAgent Inc	1,762,453
296,000	Daihen Corp	1,175,881
130,200	Doutor Nichires Holdings Co Ltd	2,289,193
251,370	Ebara Corp	1,571,619
294,000	Fujikura Ltd	1,341,310
112,000	Hitachi Kokusai Electric Inc	1,342,635
53,500	Izumi Co Ltd	1,578,674
211,000	Japan Aviation Electronics Industry Ltd	3,147,272
109,000	Kagoshima Bank Ltd/The	694,294
218	Kenedix Office Investment Corp	1,080,697
158,000	Kyowa Exeo Corp	2,026,651
49,500	Mandom Corp	1,786,721
109,500	Matsui Securities Co Ltd	1,109,546
49,600	Nihon Kohden Corp	1,974,546
141,700	Nihon Unisys Ltd	1,383,301
86,000	Nippon Paint Co Ltd	1,300,557
42,100	NS Solutions Corp	953,000
1,173	Orix JREIT Inc	1,462,612
36,800	Pigeon Corp	1,659,610
20,100	Relo Holdings Inc	1,094,486
108,000	San-In Godo Bank Ltd/The	729,643
337,000	Sankyu Inc	1,268,878
356,000	Sanwa Holdings Corp	2,303,662
21,600	Sawai Pharmaceutical Co Ltd	1,322,870
169,000	Seino Holdings Co Ltd	1,607,829
186,000	Shiga Bank Ltd/The	1,008,170
54,600	Ship Healthcare Holdings Inc	2,103,715
52,900	Sohgo Security Services Co Ltd	1,108,115
156,000	Sumitomo Forestry Co Ltd	1,563,830
475,000	Sumitomo Osaka Cement Co Ltd	1,961,823
69,400	Sun Frontier Fudousan Co Ltd	954,335
86,700	Tokai Rika Co Ltd (g)	1,453,807
79,800	Tokyo Ohka Kogyo Co Ltd	1,767,263
52,600	Tokyo Seimitsu Co Ltd	924,139
51,100	TS Tech Co Ltd	1,545,998
249,000	Tsubakimoto Chain Co	1,777,224

3

25,800	Tsuruha Holdings Inc	2,535,558
73,700	TV Asahi Holdings Corp	1,333,445

		60,197,931

Netherlands — 3.1%
51,786	Aalberts Industries NV	1,809,767
100,950	AerCap Holdings NV †,(e),(h)	4,259,080
38,814	ASM International NV	1,560,109
337,638	PostNL NV †	1,548,462
19,540	Vistaprint NV †,(e),(h)	961,759
12,865	Wereldhave NV	1,096,193

		11,235,370

New Zealand — 1.0%
311,715	Fisher & Paykel Healthcare Corp Ltd	1,151,894
412,793	Kathmandu Holdings Ltd	1,379,743
1,211,664	Meridian Energy Ltd	1,219,984

		3,751,621

Norway — 1.2%
764,164	BW Offshore Ltd	989,316
46,714	Leroy Seafood Group ASA	1,517,702
207,221	SpareBank 1 SMN	1,860,022

		4,367,040

Singapore — 1.7%
639,000	CWT Ltd (g)	746,591
337,000	M1 Ltd	930,456
1,307,000	Mapletree Industrial Trust	1,418,209
969,000	OSIM International Ltd	1,997,866
1,705,000	Starhill Global REIT	1,071,603

		6,164,725

South Korea — 2.8%
62,730	Basic House Co Ltd/The	1,309,652
66,660	DGB Financial Group Inc	964,006
20,074	Fila Korea Ltd	1,661,074
23,477	Hanssem Co Ltd	1,547,677
17,885	KEPCO Plant Service & Engineering Co Ltd	1,141,071
986	Lotte Chilsung Beverage Co Ltd	1,381,908
6,610	Medy-Tox Inc	902,434
29,448	Seoul Semiconductor Co Ltd	1,257,154

		10,164,976

Spain — 2.4%
240,747	Bankinter SA	1,939,784
123,946	Distribuidora Internacional de Alimentacion SA	1,134,417
105,320	Jazztel PLC †	1,604,493
44,784	Obrascon Huarte Lain SA	1,949,243
27,119	Red Electrica Corp SA	2,206,422

		8,834,359

4

Sweden — 2.7%
57,479	Bilia AB, A Shares	1,844,364
423,226	Cloetta AB, B Shares †	1,543,120
192,547	Fastighets AB Balder, B Shares †	2,333,235
119,011	Lindab International AB †	1,436,679
79,066	Trelleborg AB, B Shares	1,598,657
55,873	Wihlborgs Fastigheter AB	1,088,789

		9,844,844

Switzerland — 8.5%
30,910	Actelion Ltd †	2,930,898
16,498	Adecco SA †	1,376,025
34,722	Aryzta AG †	3,069,865
7,218	Bucher Industries AG	2,451,320
128,128	Clariant AG †	2,492,802
3,008	Georg Fischer AG †	2,335,394
1,275	Givaudan SA †	1,974,214
2,287	Helvetia Holding AG	1,172,249
2,161	Kaba Holding AG †	1,032,907
3,285	Kuoni Reisen Holding AG, B Shares †	1,476,496
193,842	Logitech International SA	2,896,894
10,743	Lonza Group AG †	1,098,971
164,022	OC Oerlikon Corp AG †	2,768,056
5,311	Straumann Holding AG	1,131,983
12,266	Swiss Life Holding AG †	3,014,681

		31,222,755

United Kingdom — 19.9%
363,454	Ashtead Group PLC	5,779,537
61,791	Babcock International Group PLC	1,389,062
674,576	Barratt Developments PLC (g)	4,644,232
380,670	Beazley PLC	1,677,174
133,889	Berendsen PLC	2,497,813
115,609	Bodycote PLC	1,559,075
268,977	Britvic PLC	3,329,879
86,888	Close Brothers Group PLC	2,048,059
162,493	Countrywide PLC	1,773,079
1,252,772	Dixons Retail PLC †	1,028,814
88,682	Drax Group PLC	1,134,493
367,397	DS Smith PLC	1,993,213
417,944	EnQuest PLC †	864,232
575,963	Hansteen Holdings PLC	1,049,240
618,854	Henderson Group PLC	2,722,836
81,057	Hikma Pharmaceuticals PLC	2,249,086
610,550	Howden Joinery Group PLC	3,786,915
142,697	Inchcape PLC	1,540,377
138,267	International Personal Finance PLC	1,180,565
434,242	ITV PLC	1,388,835
100,522	Keller Group PLC	1,802,002
118,160	Lancashire Holdings Ltd	1,348,402
40,174	London Stock Exchange Group PLC	1,320,908
202,216	Mondi PLC	3,541,924

5

363,283	Moneysupermarket.com Group PLC	1,134,666
372,477	Pace PLC	2,797,196
413,461	Paragon Group of Cos PLC	2,841,254
634,357	Petra Diamonds Ltd †	1,576,935
94,856	Playtech PLC	1,069,426
120,324	Restaurant Group PLC/The	1,432,309
236,903	RPS Group PLC	1,235,627
262,526	Senior PLC	1,345,506
165,575	Soco International PLC †	1,094,042
257,733	Stagecoach Group PLC	1,698,104
85,531	Synergy Health PLC	1,969,724
238,438	TUI Travel PLC	1,742,514
147,227	Unite Group PLC/The	1,066,347

		72,653,402

TOTAL COMMON STOCKS
(Cost $251,611,878)		352,879,397

INVESTMENT COMPANIES — 1.6%
Japan — 0.4%
31,600	Jafco Co Ltd	1,414,638

United States — 1.2%
4,692,792	State Street Institutional U.S. Government Money Market Fund (e),(h)	4,692,792

TOTAL INVESTMENT COMPANIES
(Cost $6,318,379)		6,107,430

TOTAL INVESTMENTS
(Cost $257,930,257)(i)	98.2%	358,986,827
OTHER ASSETS AND LIABILITIES (Net)	1.8	6,408,794

NET ASSETS	100.0%	$365,395,621

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

6

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments*
Level 1 — Quoted Prices	$38,610,343	$116,125
Level 2 — Other Significant Observable Inputs	320,376,484	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$358,986,827	$116,125

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. Securities that were fair valued due to a significant event with a total value of $150,543,938 on June 30, 2013 were transferred from Level 1 to Level 2 during the fiscal period ended March 31, 2014.

(d)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(f)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including

7

without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(h)	Unless otherwise indicated by reference to footnote (e), the value for common and preferred stocks represents fair value as of March 31, 2014, in accordance with guidelines approved by the Board of Trustees (see note (f) above). At March 31, 2014, these securities represent $320,376,484; 87.7% of net assets.

(i)	At March 31, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $104,619,513, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,562,943 and net appreciation for financial reporting purposes was $101,056,570. At March 31, 2014, aggregate cost for financial reporting purposes was $257,930,257.

(j)	Subsequent Event: A majority of the Board of Trustees of Munder Series Trust has approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios, subject to the approval of shareholders of the Fund.

ABBREVIATION:
REIT	—	Real Estate Investment Trust

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2014 is as follows:

Asset Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
MSCI EAFE Emini Index Futures, June 2014	57	$5,284,625	$5,400,750	Net Assets- Unrealized Appreciation	$116,125	*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon

8

entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

INDUSTRY DIVERSIFICATION:

At March 31, 2014, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Machinery	6.7	$24,503,732
Oil, Gas & Consumable Fuels	4.1	14,806,682
Commercial Services & Supplies	3.9	14,080,845
Real Estate Investment Trusts (REITs)	3.7	13,668,682
Hotels, Restaurants & Leisure	3.6	13,083,119
Real Estate Management & Development	3.4	12,403,344
Banks	3.3	12,085,769
Capital Markets	3.3	12,047,025
Auto Components	3.2	11,746,861
Household Durables	2.9	10,765,861
Insurance	2.9	10,522,949
Chemicals	2.8	10,055,334
Trading Companies & Distributors	2.8	10,038,618
Specialty Retail	2.7	10,037,702
Construction & Engineering	2.7	10,024,155
Media	2.5	9,138,224
Health Care Providers & Services	2.5	9,003,255
Electronic Equipment, Instruments & Components	1.9	7,072,075
Pharmaceuticals	1.9	7,043,574
Semiconductors & Semiconductor Equipment	1.9	7,007,260
Food Products	1.7	6,130,687
Professional Services	1.7	6,051,030
Metals & Mining	1.6	5,973,618
Paper & Forest Products	1.6	5,947,208
Construction Materials	1.5	5,584,354
Health Care Equipment & Supplies	1.5	5,401,475
IT Services	1.3	4,915,328
Thrifts & Mortgage Finance	1.3	4,716,433
Beverages	1.3	4,711,787
Road & Rail	1.3	4,574,812
Containers & Packaging	1.2	4,524,294
Textiles, Apparel & Luxury Goods	1.2	4,368,105
Communications Equipment	1.1	4,139,831
Independent Power and Renewable Electricity Producers	1.1	4,086,081

9

Electrical Equipment	1.1	4,047,428
Biotechnology	1.1	3,833,332
Building Products	1.0	3,740,341
Food & Staples Retailing	1.0	3,669,976
Wireless Telecommunication Services	1.0	3,539,188
Software	0.8	2,962,032
Diversified Telecommunication Services	0.8	2,944,284
Technology Hardware, Storage & Peripherals	0.8	2,896,894
Diversified Financial Services	0.7	2,662,259
Air Freight & Logistics	0.6	2,295,052
Electric Utilities	0.6	2,206,422
Internet Software & Services	0.6	2,096,425
Personal Products	0.5	1,786,721
Aerospace & Defense	0.5	1,756,971
Transportation Infrastructure	0.5	1,727,442
Household Products	0.5	1,659,610
Multiline Retail	0.4	1,578,674
Distributors	0.4	1,540,377
Diversified Consumer Services	0.4	1,297,024
Consumer Finance	0.3	1,180,565
Gas Utilities	0.3	1,109,984
Life Sciences Tools & Services	0.3	1,098,971
Energy Equipment & Services	0.3	989,316

TOTAL COMMON STOCKS	96.6	352,879,397
INVESTMENT COMPANIES	1.6	6,107,430

TOTAL INVESTMENTS	98.2	358,986,827
OTHER ASSETS AND LIABILITIES (NET)	1.8	6,408,794

NET ASSETS	100.0%	$365,395,621

10

Munder Micro-Cap Equity Fund

Portfolio of Investments, March 31, 2014 (Unaudited)

Shares		Value(a),(b),(c),(e)

COMMON STOCKS — 96.6%

Consumer Discretionary — 16.2%
Auto Components — 0.6%
52,347	Modine Manufacturing Co †	$766,884

Hotels, Restaurants & Leisure — 4.2%
96,195	Carrols Restaurant Group Inc †	689,718
42,545	Del Frisco’s Restaurant Group Inc †	1,187,005
30,740	Kona Grill Inc †	626,174
82,499	Marcus Corp/The	1,377,733
44,189	Multimedia Games Holding Co Inc †	1,283,249

		5,163,879

Household Durables — 2.9%
46,987	Bassett Furniture Industries Inc	697,757
44,463	Beazer Homes USA Inc †	892,817
10,967	Cavco Industries Inc †	860,361
49,166	M/I Homes Inc †	1,102,302

		3,553,237

Leisure Products — 1.5%
13,588	Arctic Cat Inc	649,370
53,394	Malibu Boats Inc, Class A †	1,186,415

		1,835,785

Media — 2.9%
59,979	Carmike Cinemas Inc †	1,790,973
85,281	Entercom Communications Corp, Class A †	858,779
141,741	Entravision Communications Corp, Class A	949,665

		3,599,417

Multiline Retail — 0.5%
48,071	Tuesday Morning Corp †	680,205

Specialty Retail — 2.8%
109,993	bebe stores inc	673,157
40,580	Haverty Furniture Cos Inc	1,205,226
43,815	MarineMax Inc †	665,550
37,224	Shoe Carnival Inc	857,641

		3,401,574

Textiles, Apparel & Luxury Goods — 0.8%
48,589	Culp Inc	959,147

Total Consumer Discretionary		19,960,128

1

Consumer Staples — 0.5%
Food Products — 0.5%
44,282	Inventure Foods Inc †	619,062

Energy — 3.9%
Energy Equipment & Services — 0.7%
26,150	Natural Gas Services Group Inc †	788,161

Oil, Gas & Consumable Fuels — 3.2%
162,448	Callon Petroleum Co †	1,359,690
113,205	Emerald Oil Inc †	760,737
79,589	Synergy Resources Corp †	855,582
117,614	Triangle Petroleum Corp †	969,139

		3,945,148

Total Energy		4,733,309

Financials — 32.1%
Banks — 16.1%
120,113	1st United Bancorp Inc/Boca Raton	920,066
18,773	Bank of Marin Bancorp	845,160
26,099	Banner Corp	1,075,540
80,519	BNC Bancorp	1,395,394
21,574	Bridge Bancorp Inc	576,242
32,243	Cardinal Financial Corp	574,893
94,613	Centerstate Banks Inc	1,033,174
50,762	Financial Institutions Inc	1,168,541
87,712	First Commonwealth Financial Corp	792,916
32,464	First Internet Bancorp	739,205
51,259	Guaranty Bancorp	730,441
48,055	Heritage Financial Corp/WA	813,091
22,426	Independent Bank Group Inc	1,317,527
47,521	OFG Bancorp	816,886
16,002	Renasant Corp	464,858
96,110	Seacoast Banking Corp of Florida †	1,057,210
70,054	Southwest Bancorp Inc	1,237,154
50,000	Square 1 Financial Inc, Class A †	1,005,000
63,006	State Bank Financial Corp	1,114,576
84,153	Sterling Bancorp/DE	1,065,377
47,307	Yadkin Financial Corp †	1,012,843

		19,756,094

Capital Markets — 6.2%
48,468	Calamos Asset Management Inc, Class A	626,691
279,789	Cowen Group Inc, Class A †	1,233,870
6,835	Diamond Hill Investment Group Inc	898,392
28,570	HFF Inc, Class A	960,238
131,215	JMP Group Inc	932,939
39,512	Marcus & Millichap Inc †	704,894
91,198	Pzena Investment Management Inc, Class A	1,073,400
54,050	Safeguard Scientifics Inc †	1,198,829

		7,629,253

2

Insurance — 1.4%
25,900	AMERISAFE Inc	1,137,269
16,991	HCI Group Inc	618,473

		1,755,742

Real Estate Investment Trusts (REITs) — 4.3%
63,219	Ashford Hospitality Prime Inc	955,871
101,450	CorEnergy Infrastructure Trust Inc	684,788
127,922	Kite Realty Group Trust	767,532
53,394	Physicians Realty Trust	743,244
119,530	RAIT Financial Trust	1,014,810
119,604	Summit Hotel Properties Inc	1,109,925

		5,276,170

Thrifts & Mortgage Finance — 4.1%
51,259	Banc of California Inc	628,948
40,580	First Defiance Financial Corp	1,100,529
72,724	First Financial Northwest Inc	738,149
52,372	OceanFirst Financial Corp	926,461
59,921	Rockville Financial Inc	814,326
10,679	WSFS Financial Corp	762,801

		4,971,214

Total Financials		39,388,473

Health Care — 9.0%
Biotechnology — 2.7%
153,082	Athersys Inc †	495,986
2,090	Intercept Pharmaceuticals Inc †	689,261
100,611	Orexigen Therapeutics Inc †	653,972
143,771	Rigel Pharmaceuticals Inc †	557,831
128,768	Sunesis Pharmaceuticals Inc †	851,156

		3,248,206

Health Care Equipment & Supplies — 2.5%
48,375	AtriCure Inc †	909,934
15,614	ICU Medical Inc †	934,966
172,063	RTI Surgical Inc †	702,017
93,939	Sunshine Heart Inc †	548,604

		3,095,521

Health Care Providers & Services — 3.3%
42,159	Capital Senior Living Corp †	1,095,713
35,155	LHC Group Inc †	775,519
29,494	PharMerica Corp †	825,242
38,114	US Physical Therapy Inc	1,317,601

		4,014,075

Pharmaceuticals — 0.5%
54,005	Omeros Corp †	651,840

Total Health Care		11,009,642

3

Industrials — 14.9%
Aerospace & Defense — 1.3%
24,882	AAR Corp	645,688
53,362	Taser International Inc †	975,991

		1,621,679

Air Freight & Logistics — 1.9%
24,341	Park-Ohio Holdings Corp †	1,366,747
32,037	XPO Logistics Inc †	942,208

		2,308,955

Building Products — 0.9%
30,969	American Woodmark Corp †	1,042,417

Commercial Services & Supplies — 0.5%
23,794	SP Plus Corp †	625,068

Construction & Engineering — 1.2%
33,282	MYR Group Inc †	842,700
63,379	Pike Corp †	681,958

		1,524,658

Machinery — 4.5%
10,006	Altra Industrial Motion Corp	357,214
95,042	Federal Signal Corp †	1,416,126
52,715	Global Brass & Copper Holdings Inc	831,316
18,875	Greenbrier Cos Inc/The †	860,700
47,361	NN Inc	933,012
2,268	Standex International Corp	121,519
73,258	Wabash National Corp †	1,008,030

		5,527,917

Professional Services — 1.8%
8,903	Barrett Business Services Inc	530,352
25,708	GP Strategies Corp †	700,029
70,481	Resources Connection Inc	993,077

		2,223,458

Road & Rail — 2.8%
31,503	Arkansas Best Corp	1,164,036
86,639	Quality Distribution Inc †	1,125,441
30,406	Saia Inc †	1,161,813

		3,451,290

Total Industrials		18,325,442

Information Technology — 18.7%
Communications Equipment — 1.7%
33,000	Applied Optoelectronics Inc †	814,110
219,127	Extreme Networks Inc †	1,270,937

		2,085,047

Electronic Equipment, Instruments & Components — 3.0%
35,561	Fabrinet †	738,602

4

32,434	Methode Electronics Inc	994,426
48,055	Newport Corp †	993,777
250,825	Radisys Corp †	900,462

		3,627,267

Internet Software & Services — 2.2%
32,811	Blucora Inc †	646,049
64,052	Brightcove Inc †	629,631
13,470	LogMeIn Inc †	604,668
67,278	Move Inc †	777,734

		2,658,082

IT Services — 0.9%
80,138	Datalink Corp †	1,116,322

Semiconductors & Semiconductor Equipment — 8.1%
452,788	Axcelis Technologies Inc †	973,494
153,034	FormFactor Inc †	977,887
75,873	Integrated Silicon Solution Inc †	1,179,825
190,635	Lattice Semiconductor Corp †	1,494,578
151,961	LTX-Credence Corp †	1,353,973
388,715	Mattson Technology Inc †	901,819
125,070	Pericom Semiconductor Corp †	979,298
129,215	Photronics Inc †	1,102,204
78,118	Ultra Clean Holdings Inc †	1,027,252

		9,990,330

Software — 2.0%
119,596	Actuate Corp †	719,968
96,054	American Software Inc/Georgia, Class A	976,869
68,084	Seachange International Inc †	710,797

		2,407,634

Technology Hardware, Storage & Peripherals — 0.8%
848,241	Quantum Corp †	1,034,854

Total Information Technology		22,919,536

Materials — 1.3%
Chemicals — 0.6%
9,142	Quaker Chemical Corp	720,664

Metals & Mining — 0.7%
32,571	Olympic Steel Inc	934,788

Total Materials		1,655,452

TOTAL COMMON STOCKS
(Cost $92,588,411)		118,611,044

INVESTMENT COMPANIES — 3.4%

Multi-Sector — 3.4%
Multi-Industries — 3.4%
22,400	SPDR S&P Biotech ETF	3,191,552

5

1,025,269	State Street Institutional U.S. Government Money Market Fund	1,025,269

TOTAL INVESTMENT COMPANIES
(Cost $4,500,736)		4,216,821

TOTAL INVESTMENTS
(Cost $97,089,147)(d)	100.0%	122,827,865
OTHER ASSETS AND LIABILITIES (Net)	0.0 #	42,826

NET ASSETS	100.0%	$122,870,691

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 —quoted prices in active markets for identical securities

•	Level 2 —other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$122,827,865
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$122,827,865

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended March 31, 2014.

(b)	As of March 31, 2014, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on

6

foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $28,411,057, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,672,339 and net appreciation for financial reporting purposes was $25,738,718. At March 31, 2014, aggregate cost for financial reporting purposes was $97,089,147.

(e)	Subsequent Event: A majority of the Board of Trustees of Munder Series Trust has approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios, subject to the approval of shareholders of the Fund. The Board of Trustees also has approved the reclassification of Class B shares as Class A shares, which is currently expected to take place on August 1, 2014.

ABBREVIATIONS:
ETF	—	Exchange Traded Fund

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, March 31, 2014 (Unaudited)

Shares		Value(a),(b),(c),(e)

COMMON STOCKS — 98.0%

Consumer Discretionary — 16.9%
Auto Components — 1.5%
1,548,900	BorgWarner Inc	$95,210,883

Automobiles — 0.8%
774,541	Thor Industries Inc	47,293,473

Hotels, Restaurants & Leisure — 1.3%
1,429,900	Marriott International Inc/DE, Class A	80,102,998

Household Durables — 2.0%
1,547,100	Toll Brothers Inc †	55,540,890
786,725	Tupperware Brands Corp	65,896,086

		121,436,976

Media — 4.8%
1,511,365	Cinemark Holdings Inc	43,844,699
1,037,200	Discovery Communications Inc, Class A †	85,776,440
731,446	Liberty Media Corp, Class A †	95,621,935
2,268,346	Starz, Class A †	73,222,209

		298,465,283

Specialty Retail — 5.6%
563,000	Advance Auto Parts Inc	71,219,500
2,380,500	Ascena Retail Group Inc †	41,135,040
1,392,200	L Brands Inc	79,035,194
1,584,800	Penske Automotive Group Inc	67,766,048
1,096,600	Ross Stores Inc	78,461,730
379,142	Sally Beauty Holdings Inc †	10,388,491

		348,006,003

Textiles, Apparel & Luxury Goods — 0.9%
505,500	Fossil Group Inc †	58,946,355

Total Consumer Discretionary		1,049,461,971

Consumer Staples — 4.0%
Beverages — 1.2%
1,063,300	Monster Beverage Corp †	73,846,185

Food Products — 1.2%
831,900	Hain Celestial Group Inc/The †	76,093,893

Household Products — 1.6%
1,393,050	Church & Dwight Co Inc	96,217,963

Total Consumer Staples		246,158,041

1

Energy — 7.1%
Energy Equipment & Services — 3.1%
1,068,000	Atwood Oceanics Inc †	53,816,520
469,283	Baker Hughes Inc	30,512,781
2,187,100	Helix Energy Solutions Group Inc †	50,259,558
742,000	Oceaneering International Inc	53,320,120

		187,908,979

Oil, Gas & Consumable Fuels — 4.0%
703,800	Concho Resources Inc †	86,215,500
1,186,900	Gulfport Energy Corp †	84,483,542
5,117,900	Kodiak Oil & Gas Corp †	62,131,306
305,249	Valero Energy Corp	16,208,722

		249,039,070

Total Energy		436,948,049

Financials — 16.9%
Banks — 3.1%
4,516,500	Fifth Third Bancorp	103,653,675
679,375	Signature Bank †	85,322,706

		188,976,381

Capital Markets — 5.5%
727,500	Affiliated Managers Group Inc †	145,536,375
3,195,500	Invesco Ltd	118,233,500
1,205,500	Northern Trust Corp	79,032,580

		342,802,455

Insurance — 3.3%
2,244,700	Lincoln National Corp	113,738,949
1,152,700	Reinsurance Group of America Inc	91,789,501

		205,528,450

Real Estate Investment Trusts (REITs) — 3.9%
824,825	Digital Realty Trust Inc	43,781,711
278,250	Essex Property Trust Inc	47,316,413
1,042,200	Kilroy Realty Corp	61,052,076
1,380,500	Macerich Co/The	86,046,565

		238,196,765

Thrifts & Mortgage Finance — 1.1%
4,576,100	Radian Group Inc	68,778,783

Total Financials		1,044,282,834

Health Care — 11.7%
Biotechnology — 2.1%
1,162,425	BioMarin Pharmaceutical Inc †	79,289,009
1,483,700	Myriad Genetics Inc †	50,727,703

		130,016,712

2

Health Care Equipment & Supplies — 3.2%
705,800	Cooper Cos Inc/The	96,948,688
459,500	CR Bard Inc	67,996,810
80,660	Intuitive Surgical Inc †	35,328,274

		200,273,772

Health Care Providers & Services — 2.6%
1,728,200	Catamaran Corp †	77,354,232
2,252,100	HealthSouth Corp	80,917,953

		158,272,185

Health Care Technology — 1.2%
1,278,100	Cerner Corp †	71,893,125

Life Sciences Tools & Services — 1.2%
1,660,700	PerkinElmer Inc	74,831,142

Pharmaceuticals — 1.4%
569,500	Perrigo Co PLC	88,078,870

Total Health Care		723,365,806

Industrials — 14.4%
Aerospace & Defense — 1.1%
260,400	Precision Castparts Corp	65,818,704

Building Products — 1.2%
1,804,100	Fortune Brands Home & Security Inc	75,916,528

Commercial Services & Supplies — 2.0%
1,809,528	Iron Mountain Inc	49,888,687
667,075	Stericycle Inc †	75,793,061

		125,681,748

Electrical Equipment — 2.2%
1,352,200	AMETEK Inc	69,624,778
559,400	Hubbell Inc, Class B	67,055,278

		136,680,056

Machinery — 2.9%
507,200	Nordson Corp	35,752,528
1,430,200	Terex Corp	63,357,860
750,000	WABCO Holdings Inc †	79,170,000

		178,280,388

Marine — 1.3%
821,160	Kirby Corp †	83,142,450

Professional Services — 1.2%
608,150	IHS Inc, Class A †	73,890,225

Road & Rail — 2.5%
739,425	Kansas City Southern	75,465,716
1,351,200	Old Dominion Freight Line Inc †	76,667,088

		152,132,804

Total Industrials		891,542,903

3

Information Technology — 13.6%
Communications Equipment — 1.0%
966,600	Motorola Solutions Inc	62,142,714

IT Services — 1.5%
1,883,020	Cognizant Technology Solutions Corp, Class A †	95,299,642

Semiconductors & Semiconductor Equipment — 4.3%
1,564,300	Microchip Technology Inc	74,710,968
7,316,100	ON Semiconductor Corp †	68,771,340
3,227,800	Skyworks Solutions Inc †	121,107,056

		264,589,364

Software — 6.8%
1,014,775	Check Point Software Technologies Ltd †	68,629,233
3,394,200	Mentor Graphics Corp	74,740,284
1,292,300	MICROS Systems Inc †	68,401,439
1,666,200	PTC Inc †	59,033,466
1,258,400	Red Hat Inc †	66,670,032
1,316,425	Solera Holdings Inc	83,382,360

		420,856,814

Total Information Technology		842,888,534

Materials — 7.5%
Chemicals — 7.5%
888,525	Airgas Inc	94,636,798
771,500	Ecolab Inc	83,314,285
974,100	LyondellBasell Industries NV, Class A	86,636,454
1,675,900	PolyOne Corp	61,438,494
1,560,700	RPM International Inc	65,299,688
747,300	WR Grace & Co †	74,109,741

Total Materials		465,435,460

Telecommunication Services — 1.7%
Wireless Telecommunication Services — 1.7%
1,143,700	SBA Communications Corp, Class A †	104,030,952

Utilities — 4.2%
Electric Utilities — 1.6%
2,609,800	ITC Holdings Corp	97,476,030

Multi-Utilities — 2.6%
663,800	Black Hills Corp	38,268,070
3,478,200	NiSource Inc	123,580,446

		161,848,516

Total Utilities		259,324,546

TOTAL COMMON STOCKS
(Cost $3,792,856,514)		6,063,439,096

4

INVESTMENT COMPANIES — 1.6%

Financials — 1.4%
Capital Markets — 1.4%
5,275,200	American Capital Ltd †	83,295,408

Multi-Sector — 0.2%
Multi-Industry — 0.2%
14,932,251	State Street Institutional U.S. Government Money Market Fund	14,932,251

TOTAL INVESTMENT COMPANIES
(Cost $63,759,908)		98,227,659

TOTAL INVESTMENTS
(Cost $3,856,616,422)(d)	99.6%	6,161,666,755
OTHER ASSETS AND LIABILITIES (Net)	0.4	27,091,667

NET ASSETS	100.0%	$6,188,758,422

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$6,161,666,755
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$6,161,666,755

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended March 31, 2014.

(b)	As of March 31, 2014, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

5

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,332,126,384, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $27,076,051 and net appreciation for financial reporting purposes was $2,305,050,333. At March 31, 2014, aggregate cost for financial reporting purposes was $3,856,616,422.

(e)	Subsequent Event. A majority of the Board of Trustees of Munder Series Trust has approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios, subject to the approval of shareholders of the Fund. The Board of Trustees also has approved the reclassification of Class B shares as Class A shares, which is currently expected to take place on August 1, 2014.

6

Munder Veracity Small-Cap Value Fund

Portfolio of Investments, March 31, 2014 (Unaudited)

Shares		Value(a),(b),(c),(e)

COMMON STOCKS — 96.7%

Consumer Discretionary — 12.6%
Auto Components — 1.5%
406,768	American Axle & Manufacturing Holdings Inc †	$7,533,343
429,052	Modine Manufacturing Co †	6,285,612

		13,818,955

Hotels, Restaurants & Leisure — 2.6%
147,775	Jack in the Box Inc †	8,709,858
198,404	Marriott Vacations Worldwide Corp †	11,092,768
169,505	Multimedia Games Holding Co Inc †	4,922,425

		24,725,051

Household Durables — 2.9%
318,418	La-Z-Boy Inc	8,629,128
205,430	Meritage Homes Corp †	8,603,408
236,672	Ryland Group Inc/The	9,450,313

		26,682,849

Media — 2.4%
221,550	Carmike Cinemas Inc †	6,615,483
295,926	Live Nation Entertainment Inc †	6,436,391
193,119	Meredith Corp	8,966,515

		22,018,389

Specialty Retail — 3.2%
214,147	ANN INC †	8,882,818
107,601	Asbury Automotive Group Inc †	5,951,411
268,436	Brown Shoe Co Inc	7,124,292
193,390	Express Inc †	3,071,033
222,900	Shoe Carnival Inc	5,135,616

		30,165,170

Total Consumer Discretionary		117,410,414

Consumer Staples — 1.9%
Food & Staples Retailing — 0.6%
92,191	Susser Holdings Corp †	5,759,172

Food Products — 1.3%
109,170	Post Holdings Inc †	6,017,450
87,834	TreeHouse Foods Inc †	6,323,170

		12,340,620

Total Consumer Staples		18,099,792

1

Energy — 6.7%
Energy Equipment & Services — 2.6%
84,387	Bristow Group Inc	6,372,906
86,059	Geospace Technologies Corp †	5,694,524
335,563	Helix Energy Solutions Group Inc †	7,711,238
277,572	Ocean Rig UDW Inc †	4,938,006

		24,716,674

Oil, Gas & Consumable Fuels — 4.1%
183,369	Carrizo Oil & Gas Inc †	9,802,907
633,739	Kodiak Oil & Gas Corp †	7,693,591
746,353	Magnum Hunter Resources Corp †	6,344,001
139,873	PDC Energy Inc †	8,708,493
534,579	Synergy Resources Corp †	5,746,724

		38,295,716

Total Energy		63,012,390

Financials — 30.2%
Banks — 11.0%
398,809	BancorpSouth Inc	9,954,273
206,178	Banner Corp	8,496,595
475,099	Central Pacific Financial Corp	9,597,000
1,317,008	First BanCorp/Puerto Rico †	7,164,523
818,437	First Commonwealth Financial Corp	7,398,670
419,060	First Financial Bancorp	7,534,699
774,863	First Horizon National Corp	9,561,809
667,333	OFG Bancorp	11,471,454
169,638	Old National Bancorp/IN	2,529,303
2,362,171	Synovus Financial Corp	8,007,760
422,955	United Community Banks Inc/GA †	8,209,557
532,315	Western Alliance Bancorp †	13,094,949

		103,020,592

Capital Markets — 2.4%
397,058	Investment Technology Group Inc †	8,020,571
691,078	Janus Capital Group Inc	7,512,018
36,845	Virtus Investment Partners Inc †	6,380,449

		21,913,038

Insurance — 5.0%
362,226	American Equity Investment Life Holding Co	8,555,778
178,394	AmTrust Financial Services Inc	6,709,398
565,442	CNO Financial Group Inc	10,234,500
231,597	RLI Corp	10,245,851
313,028	Stewart Information Services Corp	10,996,674

		46,742,201

Real Estate Investment Trusts (REITs) — 8.5%
382,412	CubeSmart	6,562,190
686,998	DiamondRock Hospitality Co	8,072,226
177,355	First Potomac Realty Trust	2,291,427
1,083,817	Kite Realty Group Trust	6,502,902

2

717,228	Lexington Realty Trust	7,824,957
534,806	Medical Properties Trust Inc	6,840,169
398,166	NorthStar Realty Finance Corp	6,426,399
340,154	Parkway Properties Inc/MD	6,207,811
301,967	Pennsylvania Real Estate Investment Trust	5,450,504
860,320	RAIT Financial Trust	7,304,117
152,125	Ryman Hospitality Properties Inc	6,468,355
686,575	Sunstone Hotel Investors Inc	9,426,675

		79,377,732

Thrifts & Mortgage Finance — 3.3%
653,530	Astoria Financial Corp	9,031,785
1,133,703	MGIC Investment Corp †	9,659,150
816,148	Radian Group Inc	12,266,704

		30,957,639

Total Financials		282,011,202

Health Care — 5.6%
Health Care Equipment & Supplies — 1.1%
143,045	Greatbatch Inc †	6,568,626
61,546	ICU Medical Inc †	3,685,375

		10,254,001

Health Care Providers & Services — 3.8%
143,158	Amsurg Corp †	6,739,879
150,093	HealthSouth Corp	5,392,841
94,211	Magellan Health Services Inc †	5,591,423
183,411	Molina Healthcare Inc †	6,888,917
146,216	PharMerica Corp †	4,091,124
106,530	WellCare Health Plans Inc †	6,766,785

		35,470,969

Life Sciences Tools & Services — 0.7%
106,778	Charles River Laboratories International Inc †	6,442,985

Total Health Care		52,167,955

Industrials — 16.2%
Aerospace & Defense — 3.0%
275,848	AAR Corp	7,158,256
156,745	Engility Holdings Inc †	7,061,362
128,402	Esterline Technologies Corp †	13,679,949

		27,899,567

Building Products — 0.5%
129,095	American Woodmark Corp †	4,345,338

Commercial Services & Supplies — 0.9%
168,285	Deluxe Corp	8,829,914

Construction & Engineering — 3.2%
237,170	Dycom Industries Inc †	7,496,944
265,136	EMCOR Group Inc	12,405,713
338,866	Primoris Services Corp	10,159,203

		30,061,860

3

Electrical Equipment — 2.0%
159,823	EnerSys Inc	11,074,136
307,140	General Cable Corp	7,865,855

		18,939,991

Machinery — 3.1%
221,560	Actuant Corp, Class A	7,566,274
256,674	Greenbrier Cos Inc/The †	11,704,334
46,327	Standex International Corp	2,482,201
533,822	Wabash National Corp †	7,345,391

		29,098,200

Road & Rail — 2.8%
255,045	Knight Transportation Inc	5,899,191
268,705	Saia Inc †	10,267,218
383,437	Swift Transportation Co, Class A †	9,490,065

		25,656,474

Transportation Infrastructure — 0.7%
277,675	Wesco Aircraft Holdings Inc †	6,111,627

Total Industrials		150,942,971

Information Technology — 15.3%
Communications Equipment — 1.5%
336,319	ARRIS Group Inc †	9,477,469
198,797	Ciena Corp †	4,520,644

		13,998,113

Electronic Equipment, Instruments & Components — 5.2%
104,608	Littelfuse Inc	9,795,493
176,183	Plexus Corp †	7,059,653
376,040	Sanmina Corp †	6,561,898
83,237	SYNNEX Corp †	5,044,995
144,062	Tech Data Corp †	8,782,019
757,470	Vishay Intertechnology Inc	11,271,154

		48,515,212

Semiconductors & Semiconductor Equipment — 7.0%
572,752	Brooks Automation Inc	6,260,179
731,579	Fairchild Semiconductor International Inc †	10,088,475
660,378	Integrated Device Technology Inc †	8,076,423
800,573	Intersil Corp, Class A	10,343,403
853,210	Lattice Semiconductor Corp †	6,689,166
635,230	LTX-Credence Corp †	5,659,899
955,192	Photronics Inc †	8,147,788
740,813	TriQuint Semiconductor Inc †	9,919,486

		65,184,819

Software — 1.6%
383,439	Mentor Graphics Corp	8,443,327
298,129	Progress Software Corp †	6,499,212

		14,942,539

Total Information Technology		142,640,683

4

Materials — 4.7%
Chemicals — 1.8%
277,175	Chemtura Corp †	7,009,756
116,237	Quaker Chemical Corp	9,162,962

		16,172,718

Metals & Mining — 1.6%
64,560	Kaiser Aluminum Corp	4,610,875
172,247	US Silica Holdings Inc	6,574,668
105,262	Worthington Industries Inc	4,026,272

		15,211,815

Paper & Forest Products — 1.3%
163,097	Boise Cascade Co †	4,671,098
258,711	KapStone Paper and Packaging Corp †	7,461,225

		12,132,323

Total Materials		43,516,856

Utilities — 3.5%

Electric Utilities — 1.5%
136,380	ALLETE Inc	7,149,040
259,739	PNM Resources Inc	7,020,745

		14,169,785

Gas Utilities — 0.7%
108,574	South Jersey Industries Inc	6,089,915

Multi-Utilities — 1.3%
173,749	NorthWestern Corp	8,240,915
109,766	Vectren Corp	4,323,683

		12,564,598

Total Utilities		32,824,298

TOTAL COMMON STOCKS
(Cost $724,769,473)		902,626,561

INVESTMENT COMPANIES — 3.3%

Multi-Sector — 3.3%
Multi-Industries — 3.3%
229,086	iShares Russell 2000 Value ETF	23,101,033
7,647,203	State Street Institutional U.S. Government Money Market Fund	7,647,203

TOTAL INVESTMENT COMPANIES
(Cost $30,111,682)		30,748,236

TOTAL INVESTMENTS
(Cost $754,881,155)(d)	100.0%	933,374,797
OTHER ASSETS AND LIABILITIES (Net)	0.0 #	(458,902)

NET ASSETS	100.0%	$932,915,895

5

#	Amount represents less than 0.05% of net assets.

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$933,374,797
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$933,374,797

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended March 31, 2014.

(b)	As of March 31, 2014, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations

6

may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $184,100,283, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,606,641 and net appreciation for financial reporting purposes was $178,493,642. At March 31, 2014, aggregate cost for financial reporting purposes was $754,881,155.

(e)	Subsequent Event. The Board of Trustees of Munder Series Trust (“MST”) has approved the reimbursement during the quarter ending September 30, 2014, to Munder Capital Management (“MCM”), the investment adviser to the Fund, of fees waived or expenses reimbursed by MCM to the Fund under the Expense Limitation Agreement between MCM and MST dated August 14, 2007, as amended. Any such reimbursements would be made pursuant to and in accordance with the terms and conditions of the Fee Waiver and Expense Payment Reimbursement Agreement between MCM and MST dated August 14, 2007, as amended.

A majority of the Board of Trustees of MST has approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios, subject to the approval of shareholders of the Fund. The Board of Trustees also has approved the reclassification of Class B shares as Class A shares, which is currently expected to take place on August 1, 2014.

ABBREVIATION:
ETF	—	Exchange Traded Fund

7

Item 2.	Controls and Procedures.

(a)    Within 90 days of the filing date of this Form N-Q, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. FitzGerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date: May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date: May 27, 2014

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: May 27, 2014